RATIONAL EQUITY ARMOR FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.9%
	AEROSPACE & DEFENSE - 3.8%
3,683	General Dynamics Corporation	$781,422
1,618	Northrop Grumman Corporation	760,978
10,645	Raytheon Technologies Corporation	871,400
		2,413,800
	BANKING - 1.8%
18,668	Bank of America Corporation	563,774
6,051	JPMorgan Chase & Company	632,329
		1,196,103
	BEVERAGES - 3.8%
11,441	Anheuser-Busch InBev S.A. - ADR	516,676
34,846	Coca-Cola Company (The)	1,952,073
		2,468,749
	BIOTECH & PHARMA - 10.2%
15,175	AbbVie, Inc.	2,036,638
2,531	Eli Lilly and Company	818,399
11,970	Johnson & Johnson	1,955,419
21,994	Merck & Company, Inc.	1,894,123
		6,704,579
	CHEMICALS - 1.5%
8,419	Corteva, Inc.	481,146
1,823	Linde plc	491,462
		972,608
	COMMERCIAL SUPPORT SERVICES - 2.9%
6,424	Republic Services, Inc.	873,921
6,345	Waste Management, Inc.	1,016,532
		1,890,453
	E-COMMERCE DISCRETIONARY - 1.2%
7,024	Amazon.com, Inc.(a)	793,712

	ELECTRIC UTILITIES - 5.3%
20,067	Avangrid, Inc.	836,794
20,684	Exelon Corp.	774,823
25,225	NRG Energy, Inc.	965,360

RATIONAL EQUITY ARMOR FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.9% (Continued)
	ELECTRIC UTILITIES - 5.3% (Continued)
6,235	Sempra Energy	$934,876
		3,511,853
	FOOD - 3.1%
9,175	Hershey Company (The)	2,022,812

	HEALTH CARE FACILITIES & SERVICES - 6.7%
6,906	AmerisourceBergen Corporation	934,589
3,415	McKesson Corporation	1,160,656
4,611	UnitedHealth Group, Inc.	2,328,739
		4,423,984
	HEALTH CARE REIT - 2.8%
63,609	Omega Healthcare Investors, Inc.	1,875,829

	HOUSEHOLD PRODUCTS - 1.2%
6,381	Procter & Gamble Company (The)	805,601

	INDUSTRIAL SUPPORT SERVICES - 1.3%
17,918	Fastenal Company	824,945

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
27,351	Nasdaq, Inc.	1,550,255

	INSURANCE - 9.0%
6,543	Berkshire Hathaway, Inc., Class B(a)	1,747,112
7,044	Chubb Ltd.	1,281,163
24,373	MetLife, Inc.	1,481,391
9,442	Travelers Companies, Inc. (The)	1,446,514
		5,956,180
	INTERNET MEDIA & SERVICES - 2.3%
15,885	Alphabet, Inc., Class A(a)	1,519,400

	MACHINERY - 1.4%
5,763	Caterpillar, Inc.	945,593

RATIONAL EQUITY ARMOR FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.9% (Continued)
	OIL & GAS PRODUCERS - 4.0%
10,047	ConocoPhillips	$1,028,210
12,559	Exxon Mobil Corporation	1,096,526
22,670	Marathon Oil Corporation	511,889
		2,636,625
	PUBLISHING & BROADCASTING - 0.7%
8,158	Liberty Media Corp-Liberty Formula One - Series C(a)	477,243

	RETAIL - CONSUMER STAPLES - 4.6%
3,907	Costco Wholesale Corporation	1,845,160
9,370	Walmart, Inc.	1,215,289
		3,060,449
	SOFTWARE - 1.2%
12,946	Oracle Corporation	790,612

	SPECIALTY REITS - 0.7%
9,966	Iron Mountain, Inc.	438,205

	TECHNOLOGY HARDWARE - 3.8%
9,120	Apple, Inc.	1,260,384
30,988	Cisco Systems, Inc.	1,239,520
		2,499,904
	WHOLESALE - CONSUMER STAPLES - 3.3%
26,601	Archer-Daniels-Midland Company	2,140,050

	TOTAL COMMON STOCKS (Cost $52,527,975)	51,919,544

	EXCHANGE-TRADED FUNDS — 4.4%
	EQUITY - 4.4%
8,659	Health Care Select Sector SPDR Fund	1,048,692
6,557	iShares Russell 1000 Value ETF	891,686
28,088	SPDR Portfolio S&P 500 Value ETF	968,755
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,152,357)	2,909,133

RATIONAL EQUITY ARMOR FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
2,048,890	First American Government Obligations Fund, Class U, 2.79% (Cost $2,048,890)(b)	$2,048,890

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED — 8.2%
	CALL OPTIONS PURCHASED - 1.8%
250	S&P 500 Index Emini Future, Maturing December 2022	WED	10/31/2022	$3,650	$18,250,000	$1,150,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,281,250)

	PUT OPTIONS PURCHASED - 6.4%
250	S&P 500 Index Emini Future, Maturing December 2022	WED	10/21/2022	$3,650	$18,250,000	$1,568,750
107	S&P 500 Index Emini Future, Maturing December 2022	WED	10/21/2022	4,100	20,500,000	2,668,313
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,342,456)					4,237,063

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,623,706)					5,387,063

	TOTAL INVESTMENTS - 94.6% (Cost $61,145,858)					$62,264,630
	CALL OPTIONS WRITTEN - (2.3)% (Proceeds - $1,717,625)					(1,528,125)
	PUT OPTIONS WRITTEN - (4.8)% (Proceeds - $1,808,975)					(3,165,813)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.5%					8,256,457
	NET ASSETS - 100.0%					$65,827,149

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS — (7.1)%
	CALL OPTIONS WRITTEN- (2.3)%
250	S&P 500 Index Emini Future, Maturing December 2022	WED	10/21/2022	$3,650	$18,250,000	$962,500
250	S&P 500 Index Emini Future, Maturing March 2023	WED	03/17/2023	4,200	21,000,000	565,625
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,717,625)					1,528,125

	PUT OPTIONS WRITTEN - (4.8)%
200	S&P 500 Index Emini Future, Maturing December 2022	WED	10/21/2022	$3,450	$17,250,000	$497,500

RATIONAL EQUITY ARMOR FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS — (7.1)%
	PUT OPTIONS WRITTEN - (4.8)% (Continued)
107	S&P 500 Index Emini Future, Maturing December 2022	WED	10/21/2022	$4,100	$20,500,000	$2,668,313
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,808,975)					3,165,813

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,526,600)					$4,693,938

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
42	CBOE Volatility Index Future	10/19/2022	$1,323,672	$51,795
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor’s Depositary Receipt

WED	Wedbush Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each contract is equivalent to one futures contract.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 69.8%
	U.S. TREASURY BILLS - 69.8%
30,000,000	United States Treasury Bill(a)	1.1713	10/06/22	$29,994,143
15,000,000	United States Treasury Bill(a)	2.4238	11/03/22	14,965,663
20,000,000	United States Treasury Bill(a)	2.6888	12/15/22	19,886,475
15,000,000	United States Treasury Bill(a)	3.4040	02/02/23	14,822,706
20,000,000	United States Treasury Bill(a)	3.5985	03/23/23	19,652,142
20,000,000	United States Treasury Bill(a)	3.5157	04/20/23	19,605,455
15,000,000	United States Treasury Bill(a)	3.4395	05/18/23	14,670,377
20,000,000	United States Treasury Bill(a),(b)	3.5707	06/15/23	19,488,206
15,000,000	United States Treasury Bill(a),(b)	3.6117	07/13/23	14,569,604
20,000,000	United States Treasury Bill(a)	3.7944	09/07/23	19,279,060
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $187,436,186)			186,933,831

Shares
	SHORT-TERM INVESTMENTS — 13.4%
	MONEY MARKET FUNDS - 13.4%
35,959,006	First American Government Obligations Fund, Class U, 2.79% (Cost $35,959,006)(c)	35,959,006

	TOTAL INVESTMENTS - 83.2% (Cost $223,395,192)	$222,892,837
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $71,540)	(27,985)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.8%	45,071,307
	NET ASSETS - 100.0%	$267,936,159

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS — 0.0% (e)
	CALL OPTIONS WRITTEN - 0.0%(e)
1,196	S&P 500 Index Emini Future, Maturing December 2022	ADM	10/07/2022	$4,140	$247,572,000	$2,990
492	S&P 500 Index Emini Future, Maturing December 2022	RCG	10/07/2022	4,140	101,844,000	1,230
492	S&P 500 Index Emini Future, Maturing December 2022	FCS	10/07/2022	4,140	101,844,000	1,230
1,198	S&P 500 Index Emini Future, Maturing December 2022	ADM	10/07/2022	4,350	260,565,000	2,995
488	S&P 500 Index Emini Future, Maturing December 2022	RCG	10/07/2022	4,350	106,140,000	1,220
488	S&P 500 Index Emini Future, Maturing December 2022	FCS	10/07/2022	4,350	106,140,000	1,220
1,296	S&P 500 Index Emini Future, Maturing December 2022	ADM	10/14/2022	4,220	83,980,800	9,720
492	S&P 500 Index Emini Future, Maturing December 2022	RCG	10/14/2022	4,220	12,103,200	3,690
492	S&P 500 Index Emini Future, Maturing December 2022	FCS	10/14/2022	4,220	12,103,200	3,690
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $71,540)					27,985

RATIONAL TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

ADM	ADM Investor Services, Inc.
FCS	StoneX Group, Inc.
RCG	Rosenthal Collins Group

(a)	Zero coupon bond.
(b)	All or part of this security is held as collateral for options written.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Each contract is equivalent to one futures contract.
(e)	Percentage rounds to greater than (0.1%).

RATIONAL DYNAMIC BRANDS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4%
	APPAREL & TEXTILE PRODUCTS - 8.4%
18,900	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	$2,220,750
21,439	NIKE, Inc., Class B	1,782,010
		4,002,760
	ASSET MANAGEMENT - 22.3%
80,600	Blackstone, Inc.	6,746,220
90,000	KKR & Company, Inc.	3,870,000
		10,616,220
	AUTOMOTIVE - 1.4%
3,600	Ferrari N.V.	666,000

	E-COMMERCE DISCRETIONARY - 4.1%
17,120	Amazon.com, Inc.(a)	1,934,560

	HOUSEHOLD PRODUCTS - 4.1%
9,000	Estee Lauder Companies, Inc. (The), Class A	1,943,100

	INTERNET MEDIA & SERVICES - 3.1%
15,550	Alphabet, Inc., Class A(a)	1,487,358

	LEISURE FACILITIES & SERVICES - 2.9%
925	Chipotle Mexican Grill, Inc.(a)	1,390,053

	MEDICAL EQUIPMENT & DEVICES - 4.5%
4,200	Thermo Fisher Scientific, Inc.	2,130,198

	OIL & GAS PRODUCERS - 8.9%
14,300	Chevron Corporation	2,054,481
25,100	Exxon Mobil Corporation	2,191,481
		4,245,962
	RETAIL - CONSUMER STAPLES - 4.2%
4,194	Costco Wholesale Corporation	1,980,700

	RETAIL - DISCRETIONARY - 15.8%
7,475	Home Depot, Inc. (The)	2,062,651

RATIONAL DYNAMIC BRANDS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	RETAIL - DISCRETIONARY - 15.8% (Continued)
12,150	Lowe’s Companies, Inc.	$2,281,891
6,400	Lululemon Athletica, Inc.(a)	1,789,184
5,550	RH(a)	1,365,689
		7,499,415
	SOFTWARE - 7.4%
4,400	Intuit, Inc.	1,704,208
7,797	Microsoft Corporation	1,815,921
		3,520,129
	TECHNOLOGY HARDWARE - 4.9%
16,801	Apple, Inc.	2,321,898

	TECHNOLOGY SERVICES - 8.4%
6,000	Mastercard, Inc., Class A	1,706,040
12,928	Visa, Inc., Class A	2,296,660
		4,002,700

	TOTAL COMMON STOCKS (Cost $53,003,474)	47,741,053

	TOTAL INVESTMENTS - 100.4% (Cost $53,003,474)	$47,741,053
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(169,381)
	NET ASSETS - 100.0%	$47,571,672

ADR	- American Depositary Receipt
NV	- Naamioze Vennootschap

(a)	Non-income producing security.

RATIONAL STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 83.5%
	ALTERNATIVE - 10.2%
80,299	Catalyst Insider Income Fund, Class I(a)	$699,408

	FIXED INCOME - 73.3%
35,999	AlphaCentric Income Opportunities Fund, Class I(a)	337,209
123,509	Catalyst Enhanced Income Strategy Fund, Class I(a)	1,223,979
75,846	Catalyst Interest Rate Opportunity Fund, Class I(a)	449,495
78,875	Catalyst/CIFC Floating Rate Income Fund, Class I(a)	698,042
67,080	Rational Special Situations Income Fund, Institutional Class(a)	1,221,541
110,449	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	1,116,657
		5,047,023

	TOTAL OPEN END FUNDS (Cost $6,242,461)	5,746,431

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
24,633	First American Government Obligations Fund, Class U, 2.79% (Cost $24,633)(b)	24,633

	TOTAL INVESTMENTS - 83.8% (Cost $6,267,094)	$5,771,064
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.2%	1,112,447
	NET ASSETS - 100.0%	$6,883,511

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
38	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	$6,842,850	$(1,004,055)
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 93.4%
	MONEY MARKET FUNDS - 93.4%
176,980,872	First American Government Obligations Fund, Class U, 2.79%(a)	$176,980,972
	TOTAL MONEY MARKET FUNDS (Cost $176,980,972)	176,980,972

	TOTAL INVESTMENTS - 93.4% (Cost $176,980,972)	$176,980,972
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.6%	12,507,618
	NET ASSETS - 100.0%	$189,488,590

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	Carbon Emissions Future(c)	12/19/2022	$196,169	$(12,173)
24	CBOT 10 Year US Treasury Note	12/20/2022	2,689,500	(6,625)
72	CBOT Corn Future(c)	12/14/2022	2,439,000	3,425
53	CBOT Soybean Oil Future(c)	12/14/2022	1,957,608	(64,440)
13	CBOT Wheat Future(c)	12/14/2022	598,975	9,200
18	CME British Pound Currency Future	12/19/2022	1,257,863	51,038
58	CME Nikkei 225 Index Future	12/08/2022	7,524,049	(400,725)
20	COMEX Copper Future(c)	12/28/2022	1,706,250	(4,938)
57	COMEX Silver Future(c)	12/28/2022	5,426,115	(76,035)
44	Eurex 10 Year Euro BUND Future	12/08/2022	5,971,151	(103,572)
80	Eurex 30 Year Euro BUXL Future	12/08/2022	11,495,542	(748,957)
83	Eurex 5 Year Euro BOBL Future	12/08/2022	9,739,588	25,053
96	Eurex EURO STOXX 50 Future	12/16/2022	3,118,471	(167,500)
17	Euro-BTP Italian Bond Futures	12/08/2022	1,865,419	(54,706)
22	Euronext CAC 40 Index Future	10/21/2022	1,242,499	6,628
392	Euronext Milling Wheat Future(c)	12/12/2022	6,851,837	306,902
27	French Government Bond Futures	12/08/2022	3,495,581	(93,806)
39	FTSE/MIB Index Future	12/16/2022	3,922,739	(57,194)
70	ICE Brent Crude Oil Future(c)	10/31/2022	5,959,800	(220,360)
48	ICE Gas Oil Future(c)	11/10/2022	4,520,400	(8,900)
67	KCBT Hard Red Winter Wheat Future(c)	12/14/2022	3,321,525	245,337
64	Long Gilt Future	12/28/2022	6,889,636	(340,050)
63	MEFF Madrid IBEX 35 Index Future	10/21/2022	4,545,754	(144,891)
69	Montreal Exchange 10 Year Canadian Bond Future	12/19/2022	6,174,310	(29,886)
22	Montreal Exchange S&P/TSX 60 Index Future	12/15/2022	3,555,272	(2,072)
78	NYBOT CSC C Coffee Future(c)	12/19/2022	6,480,338	(153,937)
260	NYBOT CSC Cocoa Future(c)	12/14/2022	6,120,400	27,870
557	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2023	11,029,491	(133,101)
28	NYBOT CTN Number 2 Cotton Future(c)	12/07/2022	1,194,760	(261,170)
15	NYMEX Henry Hub Natural Gas Futures(c)	10/27/2022	1,014,900	(30,120)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
74	NYMEX Light Sweet Crude Oil Future(c)	10/20/2022	$5,882,260	$(451,880)
42	NYMEX NY Harbor ULSD Futures(c)	10/31/2022	5,682,902	(31,312)
35	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	10/31/2022	3,483,606	(72,185)
71	SFE S&P ASX Share Price Index 200 Future	12/15/2022	7,340,678	(366,922)
115	SGX FTSE China A50 Futures Contract	10/28/2022	1,485,340	(3,767)
47	SGX Nifty 50 Index Futures	10/27/2022	1,606,272	2,196
11	SGX Nikkei 225 Stock Index Future	12/08/2022	987,287	(39,687)
57	TSE TOPIX (Tokyo Price Index) Future	12/08/2022	7,230,844	(295,475)
	TOTAL FUTURES CONTRACTS			$(3,698,737)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
39	CBOT 5 Year US Treasury Note	12/30/2022	$4,192,812	$12,555
96	CBOT Soybean Future(c)	11/14/2022	6,550,800	311,850
6	CBOT Soybean Meal Future(c)	12/14/2022	241,800	3,570
3	CBOT US Long Bond Future	12/20/2022	379,218	438
34	CME Australian Dollar Currency Future	12/19/2022	2,181,270	128,364
30	CME Canadian Dollar Currency Future	12/20/2022	2,171,850	98,364
1	CME E-Mini NASDAQ 100 Index Future	12/16/2022	220,710	3,050
2	CME E-mini Russell 2000 Index Futures	12/16/2022	166,980	2,840
12	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	2,160,900	147,350
18	CME Euro Foreign Exchange Currency Future	12/19/2022	2,218,838	(25,007)
25	CME Japanese Yen Currency Future	12/19/2022	2,176,094	24,407
22	CME New Zealand Dollar Currency Future	12/19/2022	1,234,970	55,205
17	CME Swiss Franc Currency Future	12/19/2022	2,170,475	52,156
66	COMEX Gold 100 Troy Ounces Future(c)	12/28/2022	11,035,200	255,130
5	Eurex DAX Index Future	12/16/2022	1,486,281	18,953
31	Euronext Amsterdam Index Future	10/21/2022	3,892,239	172,796
54	FTSE 100 Index Future	12/16/2022	4,169,594	216,984
25	NYMEX Platinum Future(c)	01/27/2023	1,073,875	63,975
	TOTAL FUTURES CONTRACTS			$1,542,980

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 11.1%
	ELECTRIC UTILITIES - 1.6%
25,223	Southern Company (The)			$1,715,164

	ENGINEERING & CONSTRUCTION - 2.1%
50,203	KBR, Inc.			2,169,774

	OIL & GAS PRODUCERS - 2.1%
10,500	Pioneer Natural Resources Company			2,273,565

	SEMICONDUCTORS - 1.7%
4,124	Broadcom, Inc.			1,831,154

	SOFTWARE - 1.8%
11,691	Palo Alto Networks, Inc.(a)			1,914,868

	WHOLESALE - CONSUMER STAPLES - 1.8%
23,182	Bunge Ltd.			1,914,138

	TOTAL COMMON STOCKS (Cost $12,387,012)			11,818,663

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 31.7%
	ASSET MANAGEMENT - 1.1%
17,000	AMG Capital Trust II	5.1500	10/15/37	826,615
6,500	KKR & Company, Inc.	6.0000	09/15/23	353,730
				1,180,345
	BANKING - 9.4%
4,248	Bank of America Corporation	7.2500	Perpetual	4,982,904
4,183	Wells Fargo & Company - Series L	7.5000	Perpetual	5,036,332
				10,019,236
	ELECTRIC UTILITIES - 5.1%
85,000	NextEra Energy, Inc.	6.2190	09/01/23	4,127,600
25,118	NextEra Energy, Inc.	5.2790	09/01/23	1,250,374
				5,377,974

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 31.7% (Continued)
	GAS & WATER UTILITIES - 4.7%
49,300	NiSource, Inc.	7.7500	03/01/24	$4,937,395

	MEDICAL EQUIPMENT & DEVICES - 11.4%
79,200	Becton Dickinson and Company	6.0000	06/01/23	3,733,488
42,135	Boston Scientific Corporation	5.5000	06/01/23	4,312,517
3,045	Danaher Corporation	5.0000	04/01/23	4,080,300
				12,126,305

	TOTAL PREFERRED STOCKS (Cost $35,667,230)			33,641,255

Principal Amount ($)
	CONVERTIBLE BONDS — 49.9%
	ASSET MANAGEMENT - 5.6%
4,160,000	Ares Capital Corporation	4.6250	03/01/24	4,245,800
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,665,523
				5,911,323
	E-COMMERCE DISCRETIONARY - 1.9%
2,670,000	Etsy, Inc.	0.2500	06/15/28	2,058,570

	HEALTH CARE FACILITIES & SERVICES - 4.8%
790,000	Anthem, Inc.	2.7500	10/15/42	5,107,113

	INTERNET MEDIA & SERVICES - 4.2%
540,000	Booking Holdings, Inc.	0.7500	05/01/25	648,702
4,395,000	Expedia Group, Inc.(b)	0.0000	02/15/26	3,801,377
				4,450,079
	MEDICAL EQUIPMENT & DEVICES - 9.2%
4,990,000	Dexcom, Inc.	0.2500	11/15/25	4,597,038
2,220,000	Insulet Corporation	0.3750	09/01/26	2,616,270
2,670,000	NuVasive, Inc.	1.0000	06/01/23	2,576,550
				9,789,858
	SEMICONDUCTORS - 2.5%
2,010,000	ON Semiconductor Corporation(b)	0.0000	05/01/27	2,650,185

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 49.9% (Continued)
	SOFTWARE - 14.4%
2,980,000	Alteryx, Inc.	1.0000	08/01/26	$2,398,900
580,000	Cloudflare, Inc.	0.7500	05/15/25	931,263
3,795,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	4,316,812
1,130,000	DocuSign, Inc.(b)	0.0000	01/15/24	1,054,290
2,970,000	PROS Holdings, Inc.	1.0000	05/15/24	2,732,400
4,910,000	Splunk, Inc.	1.1250	06/15/27	3,863,072
				15,296,737
	TECHNOLOGY HARDWARE - 3.5%
3,913,080	Western Digital Corporation B	1.5000	02/01/24	3,705,662

	TECHNOLOGY SERVICES - 3.8%
4,470,928	Euronet Worldwide, Inc.	0.7500	03/15/49	4,018,083

	TOTAL CONVERTIBLE BONDS (Cost $56,421,641)			52,987,610

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
8,275,550	First American Government Obligations Fund, Class U, 2.79% (Cost $8,275,550)(c)			8,275,550

	TOTAL INVESTMENTS - 100.5% (Cost $112,751,433)			$106,723,078
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(505,575)
	NET ASSETS - 100.0%			$106,217,503

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1%
	AGENCY CMBS — 0.3%
28,593,025	Ginnie Mae Strip(a)		1.4000	09/16/45	$2,298,793
1,432,855	Government National Mortgage Association(a),(b)		0.0250	08/16/48	1,634
					2,300,427
	AUTO LOAN — 0.6%
5,000,000	CAL Receivables 2022-1, LLC(c),(d)	SOFR30A + 4.350%	6.6350	10/15/22	4,795,420

	CDO — 2.2%
226,842	Ansonia CDO 2006-1 Ltd.(c),(d)	US0001M + 0.300%	0.4090	07/28/46	224,374
115,430	Ansonia CDO 2006-1 Ltd.(c)		5.7020	07/28/46	111,852
1,213,483	Aspen Funding I Ltd.(c)		9.0600	07/10/37	1,224,043
10,000,000	Bleecker Structured Asset Funding Ltd.		3.1770	04/01/35	931,860
8,044,546	Capitalsource Real Estate Loan Trust(c),(d)	US0003M + 0.650%	3.0780	01/20/37	8,030,212
5,527,156	Fulton Street CDO Ltd.(c),(d)	US0003M + 0.420%	3.1300	04/20/32	3,705,549
3,225,226	Nomura CRE CDO 2007-2 Ltd.(c),(d)	US0003M + 0.450%	3.4340	05/21/42	808,874
2,000,000	Taberna Preferred Funding II Ltd.(c),(d)	US0003M + 0.650%	3.4820	11/05/35	1,350,336
424,755	Wachovia Repackaged Asset Participating Securities(c),(d),(h)	US0003M + 0.550%	3.4130	02/08/35	386,527
649,473	Wachovia Repackaged Asset Participating Securities(c),(d),(h)	US0003M + 0.550%	3.4130	02/08/35	526,073
					17,299,700
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0%
181,227	ABN Amro Mortgage Corporation		5.7500	12/25/32	168,240
98,992	ABN Amro Mortgage Corporation		5.7500	02/25/33	92,839
42,403	Adjustable Rate Mortgage Trust 2004-5(b)		2.8500	04/25/35	41,428
439,838	Adjustable Rate Mortgage Trust 2005-10(b)		2.7650	01/25/36	396,172
171,182	Adjustable Rate Mortgage Trust 2005-10(b)		2.7650	01/25/36	155,485
113,642	Adjustable Rate Mortgage Trust 2005-10(b)		3.6010	01/25/36	100,265
125,965	Adjustable Rate Mortgage Trust 2005-10(d)	US0001M + 0.540%	3.6240	01/25/36	115,486
170,156	Adjustable Rate Mortgage Trust 2005-2(b)		3.3390	06/25/35	161,611
77,031	Adjustable Rate Mortgage Trust 2005-4(b)		2.7560	08/25/35	57,275
511,272	Adjustable Rate Mortgage Trust 2005-5(b)		2.8450	09/25/35	433,001
228,771	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.520%	3.6040	11/25/35	198,267
256,816	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.540%	3.6240	11/25/35	222,714
12,372	Alternative Loan Trust 2003-4CB		5.7500	04/25/33	11,640
88,992	Alternative Loan Trust 2003-J3		5.2500	11/25/33	83,785
510,386	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	475,845

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
74,018	Alternative Loan Trust 2005-17(d)	US0001M + 0.280%	3.6440	07/25/35	$47,649
713,276	Alternative Loan Trust 2005-43(b)		4.2570	09/25/35	619,393
84,887	Alternative Loan Trust 2005-51(d)	US0001M + 0.600%	3.5930	11/20/35	76,814
38,464	Alternative Loan Trust 2005-63(b)		3.3260	12/25/35	34,716
712,698	Alternative Loan Trust 2006-32CB(a),(d)	US0001M + 5.330%	2.2460	11/25/36	57,147
429,336	Alternative Loan Trust 2006-32CB(d)	US0001M + 0.670%	3.7540	11/25/36	229,391
1,588,233	Alternative Loan Trust 2006-J6(a),(d)	US0001M + 5.500%	2.4160	09/25/36	140,558
1,301,831	Alternative Loan Trust 2006-J6(d)	US0001M + 0.500%	3.5840	09/25/36	560,463
196,870	Alternative Loan Trust 2006-OA7(d)	US0001M + 0.420%	3.5040	06/25/46	139,795
313,843	Alternative Loan Trust 2007-5CB(e)		0.0000	04/25/37	79,894
386,834	Alternative Loan Trust 2007-5CB(a),(d)	US0001M + 5.650%	2.5660	04/25/37	49,515
400,083	American Home Mortgage Assets Trust 2006-1(d)	US0001M + 0.190%	3.2740	05/25/46	328,537
9,804	American Home Mortgage Investment Trust 2004-1(d)	US0001M + 0.900%	3.9840	04/25/44	9,715
34,582	American Home Mortgage Investment Trust Series 2004-3 Class IV-A(d)	US0006M + 1.500%	3.0640	10/25/34	34,390
27,330	American Home Mortgage Investment Trust Series 2004-4 Class 6A1(f)		6.0000	02/25/45	26,688
25,653	American Home Mortgage Investment Trust 2005-1(d)	US0006M + 2.000%	5.3770	06/25/45	25,431
4,778,763	American Home Mortgage Investment Trust 2005-2(f)		5.8280	09/25/35	3,523,615
926,010	American Home Mortgage Investment Trust 2005-4(d)	US0006M + 1.750%	5.0910	11/25/45	451,156
428,833	American Home Mortgage Investment Trust 2006-2(d)	US0001M + 0.220%	3.3040	06/25/36	56,877
559,861	American Home Mortgage Investment Trust 2006-3(d)	US0001M + 0.380%	3.4640	12/25/46	528,118
1,219,186	American Home Mortgage Investment Trust 2007-1(d)	US0001M + 0.160%	3.2440	05/25/47	813,446
624,551	Banc of America Alternative Loan Trust 2006-4(a),(d)	US0001M + 5.150%	2.0660	05/25/46	30,692
618,883	Banc of America Alternative Loan Trust 2006-4(d)	US0001M + 0.850%	3.9340	05/25/46	526,481
339,171	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	272,427
273,713	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	219,850
316,775	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	254,438
517,613	Banc of America Funding 2004-B Trust(b)		2.1760	12/20/34	427,778
56,751	Banc of America Funding 2005-8 Trust(e)		0.0000	01/25/36	36,976
186,964	Banc of America Funding 2005-B Trust(b)		3.1840	04/20/35	163,972
1,775,214	Banc of America Funding 2005-E Trust(b)		3.2400	05/20/35	1,577,721
123,353	Banc of America Funding 2005-E Trust(d)	12 MTA + 1.430%	2.5340	06/20/35	93,556
1,193,978	Banc of America Funding 2006-A Trust(b)		2.7440	02/20/36	993,906
1,602,880	Banc of America Funding 2006-A Trust(b)		2.8880	02/20/36	1,465,305

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
181,112	Banc of America Funding 2006-B Trust(b)		2.3710	03/20/36	$167,284
510,943	Banc of America Funding 2006-B Trust(b)		2.5840	03/20/36	434,010
144,136	Banc of America Funding 2006-C Trust(b)		3.1590	04/20/36	122,933
591,453	Banc of America Funding 2006-D Trust(b)		3.4990	05/20/36	525,777
483,452	Banc of America Funding 2006-F Trust(b)		2.7390	07/20/36	416,789
27,810	Banc of America Funding 2006-G Trust(d)	US0012M + 1.750%	5.9100	07/20/36	27,124
100,685	Banc of America Funding 2006-I Trust(b)		2.3950	10/20/46	84,664
70,059	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	63,108
75,418	Banc of America Funding 2007-7 Trust(e)		0.0000	09/25/37	34,620
455,058	Banc of America Funding 2007-8 Trust		6.0000	10/25/22	235,358
104,536	Banc of America Funding 2007-C Trust(d)	US0001M + 0.540%	3.5330	05/20/47	100,211
810,443	Banc of America Funding 2016-R2 Trust(b),(c)		4.7000	05/01/33	787,148
1,462,645	Banc of America Funding Corporation(b)		4.0120	09/25/48	1,370,363
50,950	Banc of America Mortgage 2005-A Trust(b)		2.5410	02/25/35	49,391
450,970	Banc of America Mortgage 2005-G Trust(b)		3.7610	08/25/35	412,039
525,894	Banc of America Mortgage 2005-I Trust(b)		2.2300	10/25/35	509,204
106,044	Banc of America Mortgage 2006-A Trust(b)		3.3480	02/25/36	89,456
87,156	Banc of America Mortgage 2006-B Trust(b)		3.0090	11/20/46	78,723
23,191	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	19,691
10,515	Bank of America Mortgage 2002-J Trust(b)		4.2470	09/25/32	10,006
2,296,018	BCAP, LLC 2009-RR10 Trust(b),(c)		6.0000	02/26/36	2,091,982
2,547,716	BCAP, LLC 2010-RR11-I Trust(b),(c)		2.9480	06/27/36	2,438,859
2,606,028	BCAP, LLC 2011-RR4-I Trust(c)		5.2500	04/26/37	1,558,071
4,203,428	BCAP, LLC 2013-RR7 Trust(b),(c)		3.1700	12/27/34	3,736,664
44,381	BCAP, LLC Trust 2007-AA2		6.0000	10/25/22	43,786
165,613	Bear Stearns ALT-A Trust 2004-12(b)		3.1070	01/25/35	152,282
9,520	Bear Stearns ALT-A Trust 2004-9(b)		4.1660	09/25/34	9,548
102,471	Bear Stearns ALT-A Trust 2005-10(b)		3.2440	01/25/36	94,437
5,152,159	Bear Stearns ALT-A Trust 2005-10(d)	US0001M + 0.500%	3.5840	01/25/36	6,701,735
50,629	Bear Stearns ALT-A Trust 2005-4(b)		3.2440	05/25/35	48,833
2,987,327	Bear Stearns ALT-A Trust 2006-1(d)	US0001M + 0.480%	3.5640	02/25/36	2,931,381
1,849,981	Bear Stearns ALT-A Trust 2006-2(d)	US0001M + 0.440%	3.5240	04/25/36	2,742,745
455,377	Bear Stearns ALT-A Trust 2006-3(b)		3.2910	05/25/36	270,153
93,289	Bear Stearns ALT-A Trust 2006-3(b)		3.3070	05/25/36	68,351

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
199,797	Bear Stearns ALT-A Trust 2006-3(d)	US0001M + 0.380%	3.4640	05/25/36	$182,211
41,813	Bear Stearns ALT-A Trust II 2007-1(b)		3.3790	09/25/47	22,814
46,457	Bear Stearns ARM Trust 2003-8(b)		2.3210	01/25/34	43,430
11,132	Bear Stearns ARM Trust 2004-1(b)		2.4370	04/25/34	10,760
61,960	Bear Stearns ARM Trust 2004-10(b)		3.0250	01/25/35	58,224
395,684	Bear Stearns ARM Trust 2004-9(b)		2.1580	11/25/34	372,280
230,775	Bear Stearns ARM Trust 2005-3(b)		3.3510	06/25/35	223,702
322,701	Bear Stearns ARM Trust 2005-6(b)		3.6500	08/25/35	297,373
999,824	Bear Stearns ARM Trust 2006-4(b)		3.3360	10/25/36	904,917
51,492	Bear Stearns ARM Trust 2007-5(b)		3.6130	08/25/47	47,165
3,430,824	Bear Stearns ARM Trust 2007-5(b)		4.0270	08/25/47	3,167,758
177,331	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.000%	4.0840	08/25/35	124,944
11,463	Bear Stearns Asset Backed Securities Trust(f)		5.2500	10/25/33	11,104
30,161	Bear Stearns Asset Backed Securities Trust(f)		5.7500	10/25/33	30,373
933,231	Bear Stearns Mortgage Funding Trust 2006-SL5(d)	US0001M + 0.300%	3.3840	12/25/36	1,029,690
57,779	Bear Stearns Mortgage Securities, Inc.(b)		6.3450	03/25/31	57,025
9,872	Bear Stearns Mortgage Securities, Inc.(b)		6.3450	03/25/31	9,586
37,399,048	CBASS 1248MKAB1 DEL TR 2011-1(c),(d)	US0001M + 0.460%	1.4820	02/25/37	984,354
186,237	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	185,588
1,225,671	ChaseFlex Trust Series 2005-2		7.5000	06/25/35	771,127
41,775	CHL Mortgage Pass-Through Trust 2003-56(b)		2.4790	12/25/33	39,215
350,450	CHL Mortgage Pass-Through Trust 2004-14(b)		3.9160	08/25/34	325,571
286,177	CHL Mortgage Pass-Through Trust 2004-2(b)		2.7400	02/25/34	253,412
313,843	CHL Mortgage Pass-Through Trust 2004-5		5.0000	05/25/34	297,659
1,535,768	CHL Mortgage Pass-Through Trust 2004-7(b)		1.9920	05/25/34	292,927
97,753	CHL Mortgage Pass-Through Trust 2004-7(b)		3.1560	06/25/34	92,730
47,583	CHL Mortgage Pass-Through Trust 2004-8(e)		0.0000	07/25/34	32,696
2,349	CHL Mortgage Pass-Through Trust 2005-11(d)	US0001M + 0.320%	3.4040	04/25/35	1,274
156,331	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	148,607
2,042	CHL Mortgage Pass-Through Trust 2005-7(d)	US0001M + 0.720%	3.8040	03/25/35	696
130,193	CHL Mortgage Pass-Through Trust 2005-HYB6(b)		2.9710	10/20/35	123,171
258,321	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	160,770
99,273	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	91,281
291,307	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	271,873

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
8,203	Citigroup Global Markets Mortgage Securities VII,(b)		2.6110	10/25/23	$8,025
115,173	Citigroup Mortgage Loan Trust 2004-HYB2(b)		2.5920	03/25/34	106,143
35,805	Citigroup Mortgage Loan Trust 2005-11(d)	H15T1Y + 2.400%	2.4800	11/25/35	34,211
512,487	Citigroup Mortgage Loan Trust 2006-AR2(b)		2.5970	03/25/36	479,079
103,263	Citigroup Mortgage Loan Trust 2006-AR5(b)		3.1990	07/25/36	110,121
1,729,457	Citigroup Mortgage Loan Trust 2008-RR1(c),(d)	US0001M + 0.070%	3.1540	01/25/37	1,647,619
360,102	Citigroup Mortgage Loan Trust 2009-4(b),(c)		5.4780	05/25/35	324,184
278,537	Citigroup Mortgage Loan Trust 2010-8(b),(c)		3.0230	11/19/35	217,681
37,465	Citigroup Mortgage Loan Trust 2013-8(b),(c)		3.3370	05/25/35	31,243
356,222	Citigroup Mortgage Loan Trust 2013-8(b),(c)		2.8960	11/25/36	269,374
162,916	Citigroup Mortgage Loan Trust 2019-E(c),(f)		3.2280	11/25/70	157,313
872,670	Citigroup Mortgage Loan Trust, Inc.(c),(d)	US0001M + 0.400%	3.4840	01/25/29	828,619
65,360	Citigroup Mortgage Loan Trust, Inc.		8.0000	08/25/34	65,445
1,037,063	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	765,334
87,128	CitiMortgage Alternative Loan Trust Series 2007-A1(e)		0.0000	01/25/37	50,388
180,845	CitiMortgage Alternative Loan Trust Series 2007-A1(a),(d)	US0001M + 5.400%	2.3160	01/25/37	9,001
18,927	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	16,486
31,827,712	COMM 2007-C9 Mortgage Trust(a),(b),(c)		0.6210	12/10/49	475,621
393,430	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	322,946
295,017	Credit Suisse First Boston Mortgage Securities(b),(c)		1.7450	03/25/32	270,884
116,024	Credit Suisse First Boston Mortgage Securities(b)		7.0000	06/25/32	107,466
22,980	Credit Suisse First Boston Mortgage Securities(b)		2.2340	11/25/32	19,399
90,115	Credit Suisse First Boston Mortgage Securities(b)		2.2340	11/25/32	85,611
475,453	Credit Suisse First Boston Mortgage Securities(b)		7.3560	11/25/32	458,716
23,496	Credit Suisse First Boston Mortgage Securities(b)		6.9280	12/25/32	21,349
72,815	Credit Suisse First Boston Mortgage Securities(b)		5.6670	04/25/33	58,477
127,563	Credit Suisse First Boston Mortgage Securities		6.5000	04/25/33	122,222
32,098	Credit Suisse First Boston Mortgage Securities		6.5000	09/25/33	30,303
52,200	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	42,708
846,408	Credit Suisse First Boston Mortgage Securities		5.2500	01/25/36	724,940
2,318	CSFB Mortgage-Backed Pass-Through Certificates		5.0000	11/25/28	2,079
604,916	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	565,728
148,517	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 2.900%	5.9840	07/25/33	142,415
63,797	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	11/25/33	61,766

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
214,541	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	11/25/33	$199,355
127,554	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	115,364
12,913	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.7630	01/25/34	12,611
81,696	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.7170	06/25/34	81,268
7,711	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.7940	06/25/34	7,453
717,093	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 0.350%	3.4340	10/25/35	600,909
7,659,480	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	11/25/35	1,578,414
51,244	CSFB Mortgage-Backed Trust Series 2004-AR6(b)		3.0900	10/25/34	50,950
2,134,854	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	1,495,093
554,543	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	342,568
157,223	CSMC Mortgage-Backed Trust 2007-3(d)	US0001M + 0.250%	3.3340	04/25/37	128,602
199,718	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	164,933
976,226	CSMC Mortgage-Backed Trust 2007-3(b)		5.8370	04/25/37	258,252
190,878	CSMC Mortgage-Backed Trust 2007-4(d)	US0001M + 0.400%	3.4840	06/25/37	122,423
2,301,713	CSMC Mortgage-Backed Trust 2007-4		6.0000	06/25/37	357,613
43,633	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	40,312
110,386	CSMC Series 2011-6R(b),(c)		3.3020	04/28/37	104,450
133,094	CSMC Series 2014-4R(c),(d)	US0001M + 0.200%	2.6440	02/27/36	119,919
176,474	Deutsche Alt-B Securities Inc Mortgage Loan Trust(b)		4.8420	06/25/36	150,511
133,149	Deutsche Alt-B Securities Mortgage Loan Trust(f)		6.3650	02/25/36	120,626
34,498	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(b)		5.5000	09/25/33	30,743
398,691	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	3.0980	04/15/36	364,699
108,929	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	3.0980	04/15/36	99,642
57,125	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.290%	3.1080	04/15/36	51,731
13,030	DSLA Mortgage Loan Trust 2004-AR1(d)	US0001M + 0.840%	3.8330	09/19/44	11,586
307,535	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	3.7930	11/19/44	285,097
1,123,282	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	3.7930	11/19/44	947,391
136,676	DSLA Mortgage Loan Trust 2005-AR5(d)	US0001M + 0.660%	3.6530	09/19/45	88,424
2,561,598	DSLA Mortgage Loan Trust 2007-AR1(d)	US0001M + 0.140%	3.1330	04/19/47	2,104,549
70,789	Fannie Mae Interest Strip(a)		6.5000	10/25/23	1,670
291,737	Fannie Mae Interest Strip(a),(b)		3.5000	04/25/27	11,658
164,365	Fannie Mae Interest Strip(a)		6.0000	01/25/35	31,234
371,138	Fannie Mae Interest Strip(a)		4.5000	08/25/35	59,210
240,454	Fannie Mae Interest Strip(a),(b)		5.0000	03/25/38	39,083

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
492,250	Fannie Mae Interest Strip(a)		5.0000	01/25/40	$98,610
422,634	Fannie Mae REMICS(a),(d)	US0001M + 6.500%	3.4160	05/25/40	9,348
368,645	Fannie Mae REMICS(a),(d)	US0001M + 6.150%	3.0660	01/25/49	31,430
1,299,188	Fannie Mae Trust 2003-W6(a),(d)	US0001M + 7.600%	4.5160	09/25/42	105,125
176,506	First Horizon Alternative Mortgage Securities(b)		2.6880	12/25/34	166,251
378,616	First Horizon Alternative Mortgage Securities(b)		3.1280	02/25/35	331,869
32,167	First Horizon Alternative Mortgage Securities(b)		3.6150	03/25/35	20,779
903,457	First Horizon Alternative Mortgage Securities(b)		2.3890	05/25/35	502,509
273,572	First Horizon Alternative Mortgage Securities(b)		3.0840	07/25/35	192,786
1,112	First Horizon Alternative Mortgage Securities(b)		0.0000	07/25/36	-
660,477	First Horizon Mortgage Pass-Through Trust(b)		2.6250	01/25/36	439,887
25,422	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.5630	05/25/30	24,049
23,522	First Horizon Mortgage Pass-Through Trust 2000-H(b)		3.2340	05/25/30	21,799
172,515	First Horizon Mortgage Pass-Through Trust 2004-FL1(d)	US0001M + 0.270%	3.3540	02/25/35	151,608
245,119	First Horizon Mortgage Pass-Through Trust 2005-AR4(b)		3.2860	10/25/35	233,574
57,369	First Horizon Mortgage Pass-Through Trust 2007-AR2(b)		3.8570	07/25/37	38,980
366,087	Freddie Mac REMICS(a),(d)	US0001M + 6.000%	3.1820	11/15/40	34,019
308,211	Freddie Mac Strips(a)		6.0000	06/15/39	66,903
343,988	Freddie Mac Strips(a),(b)		4.5000	05/15/49	74,716
3,203,154	Freddie Mac Structured Pass-Through Certificates(a),(b)		0.5240	05/25/43	64,754
634,682	Global Mortgage Securitization Ltd.(c),(d)	US0001M + 0.320%	3.4040	11/25/32	612,486
173,492	GMACM Mortgage Loan Trust 2004-J2(e)		0.0000	06/25/34	141,139
2,279,891	GMACM Mortgage Loan Trust 2005-AR4(b)		3.7830	07/19/35	1,999,501
76,456	GMACM Mortgage Loan Trust 2005-AR6(b)		3.0230	11/19/35	60,228
467,342	Government National Mortgage Association(a),(f)		4.0000	09/16/25	13,390
193,702	Government National Mortgage Association(a),(d)	US0001M + 7.550%	4.5360	02/20/33	6,898
185,831	Government National Mortgage Association(a)		5.0000	05/20/34	26,690
186,773	Government National Mortgage Association(a)		5.0000	10/20/39	35,370
147,981	Government National Mortgage Association(a),(d)	US0001M + 5.400%	2.3860	05/20/41	10,670
173,481	Government National Mortgage Association(a),(d)	US0001M + 5.450%	2.4360	06/20/41	12,632
545,615	GreenPoint Mortgage Funding Trust 2005-AR4(d)	US0001M + 0.520%	3.6040	10/25/45	530,753
323,870	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.540%	3.6240	11/25/45	297,640
332,527	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.560%	3.6440	11/25/45	253,553
915,230	GreenPoint Mortgage Funding Trust 2006-AR2(d)	12MTA + 2.000%	2.8590	03/25/36	872,723

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
75,197	GreenPoint Mortgage Funding Trust 2006-AR3(d)	US0001M + 0.420%	3.5040	04/25/36	$63,590
593,231	GreenPoint Mortgage Loan Trust 2004-1(d)	US0001M + 1.150%	4.2340	10/25/34	553,788
378,842	GreenPoint MTA Trust 2005-AR3(d)	US0001M + 0.480%	3.5640	08/25/45	293,997
170,705	GSMPS Mortgage Loan Trust(b),(c)		7.7500	05/19/27	165,715
73,740	GSMPS Mortgage Loan Trust(b),(c)		5.0420	09/19/27	70,955
60,252	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	56,302
178,611	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	173,167
476,105	GSMPS Mortgage Loan Trust 2001-2(b),(c)		7.5000	06/19/32	436,327
129,804	GSR Mortgage Loan Trust 2003-1(b)		2.4130	03/25/33	120,312
17,311	GSR Mortgage Loan Trust 2003-1(d)	H15T1Y + 1.750%	2.8800	03/25/33	17,100
124,895	GSR Mortgage Loan Trust 2003-3F(b)		5.9690	04/25/33	115,451
191,564	GSR Mortgage Loan Trust 2003-4F(b)		5.9170	05/25/33	194,649
435,188	GSR Mortgage Loan Trust 2003-9(d)	US0012M + 1.750%	5.5120	08/25/33	412,503
1,370	GSR Mortgage Loan Trust 2004-10F		4.5000	09/25/34	1,362
21,508	GSR Mortgage Loan Trust 2004-13F		6.0000	11/25/34	20,126
210,616	GSR Mortgage Loan Trust 2004-15F(d)	US0001M + 0.300%	3.3840	12/25/34	197,103
14,240	GSR Mortgage Loan Trust 2004-8F		6.0000	09/25/34	13,920
20,499	GSR Mortgage Loan Trust 2005-5F		5.5000	06/25/35	19,517
65,992	GSR Mortgage Loan Trust 2005-7F		5.5000	09/25/35	61,965
439,980	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	413,405
587,177	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	551,711
101,651	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	95,511
231,492	GSR Mortgage Loan Trust 2005-AR5(b)		3.1960	10/25/35	215,118
18,872	GSR Mortgage Loan Trust 2005-AR6(b)		3.1300	09/25/35	17,977
11,618	GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6-1 Class 1A-1(b)		3.1890	09/25/35	11,414
376,585	GSR Mortgage Loan Trust 2005-AR7(b)		3.5040	11/25/35	325,171
36,195	GSR Mortgage Loan Trust 2005-AR7(b)		3.5210	11/25/35	33,308
1,035,502	GSR Mortgage Loan Trust 2006-10F		5.7500	12/25/36	2,229,608
1,057,515	GSR Mortgage Loan Trust 2006-1F(d)	US0001M + 0.950%	4.0340	02/25/36	1,992,267
847,273	GSR Mortgage Loan Trust 2006-1F		5.5000	02/25/36	640,489
1,576,116	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	1,381,384
1,862,338	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	1,632,242
200	GSR Mortgage Loan Trust 2006-4F(h)		5.5000	05/25/36	1,455,000
100	GSR Mortgage Loan Trust 2006-4F(h)		5.5000	05/25/36	430,000

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
100	GSR Mortgage Loan Trust 2006-4F(h)		5.5000	05/25/36	$900,000
10,991	GSR Mortgage Loan Trust 2006-7F(h)		6.0000	08/25/36	2,776,869
596,854	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	1,084,305
333,241	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	397,670
556,406	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	380,321
1,222,337	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	2,314,259
67,973	GSR Mortgage Loan Trust 2007-4F		5.0000	07/25/37	94,261
2,731,876	GSR Mortgage Loan Trust 2007-4F		5.7500	07/25/37	4,031,516
677,183	GSR Mortgage Loan Trust 2007-AR1(b)		2.6130	03/25/37	604,689
77,132	HarborView Mortgage Loan Trust 2003-1(b)		2.3900	05/19/33	59,478
314,964	HarborView Mortgage Loan Trust 2004-1(b)		3.0580	04/19/34	237,133
1,470,379	HarborView Mortgage Loan Trust 2004-8(d)	US0001M + 0.800%	3.7930	11/19/34	1,277,413
105,717	HarborView Mortgage Loan Trust 2004-9(d)	US0001M + 0.780%	3.7730	12/19/34	93,453
3,648	HarborView Mortgage Loan Trust 2005-1(d)	US0001M + 0.660%	3.6530	03/19/35	2,570
26,651	HarborView Mortgage Loan Trust 2005-14(b)		3.6350	12/19/35	23,789
199,797	HarborView Mortgage Loan Trust 2005-14(b)		3.7010	12/19/35	186,823
954,896	HarborView Mortgage Loan Trust 2005-16(d)	12MTA + 2.000%	3.1040	01/19/37	757,232
2,322,774	HarborView Mortgage Loan Trust 2005-2(d)	US0001M + 0.520%	3.5130	05/19/35	821,940
58,195	HarborView Mortgage Loan Trust 2005-4(b)		3.2240	07/19/35	56,869
20,369	HarborView Mortgage Loan Trust 2005-8(d)	US0001M + 0.660%	3.6530	09/19/35	15,012
28,231	Impac CMB Trust Series 2003-11(d)	US0001M + 4.500%	7.5840	10/25/33	26,595
1,980	Impac CMB Trust Series 2003-8(d)	US0001M + 2.625%	5.7090	10/25/33	1,950
3,603	Impac CMB Trust Series 2003-8(d)	US0001M + 4.500%	7.5840	10/25/33	3,488
152,480	Impac CMB Trust Series 2004-10(d)	US0001M + 0.800%	3.8840	03/25/35	139,530
38,741	Impac CMB Trust Series 2004-10(d)	US0001M + 1.500%	4.5840	03/25/35	35,567
180,545	Impac CMB Trust Series 2004-10(d)	US0001M + 2.775%	5.8590	03/25/35	177,770
224,843	Impac CMB Trust Series 2005-4(d)	US0001M + 0.380%	3.8440	05/25/35	188,858
1,020,195	Impac CMB Trust Series 2005-4(d)	US0001M + 1.650%	5.5590	05/25/35	920,788
261,165	Impac Secured Assets CMN Owner Trust(b)		5.2860	08/25/33	237,443
148,214	Impac Secured Assets CMN Owner Trust(b)		3.1690	07/25/35	130,575
48,004	Impac Secured Assets Trust 2006-2(d)	US0001M + 1.650%	4.7340	08/25/36	47,047
145,336	IndyMac ARM Trust 2001-H1(b)		3.1930	08/25/31	74,144
80,706	IndyMac IMSC Mortgage Loan Trust 2007-F3(e)		0.0000	09/25/37	46,661
86,773	IndyMac INDA Mortgage Loan Trust 2005-AR1(b)		3.1350	11/25/35	82,932

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
18,587	IndyMac INDA Mortgage Loan Trust 2005-AR2(b)		2.9890	01/25/36	$17,258
72,682	IndyMac INDA Mortgage Loan Trust 2007-AR4(b)		3.9590	08/25/37	67,711
29,005	IndyMac INDX Mortgage Loan Trust 2004-AR10(d)	US0001M + 0.920%	4.0040	05/25/34	25,730
176,276	IndyMac INDX Mortgage Loan Trust 2004-AR5(d)	US0001M + 0.860%	3.9440	08/25/34	151,609
2,183,774	IndyMac INDX Mortgage Loan Trust 2005-AR9(b)		3.5640	07/25/35	1,993,343
172,982	IndyMac INDX Mortgage Loan Trust 2006-AR2(d)	US0001M + 0.420%	3.5040	02/25/46	128,878
115,975	IndyMac INDX Mortgage Loan Trust 2006-AR33(b)		3.5370	01/25/37	106,064
1,133,100	Jefferies Resecuritization Trust 2009-R6(b),(c)		3.7490	08/26/35	1,067,405
760,435	Jefferies Resecuritization Trust 2009-R7(b),(c)		3.1130	10/21/35	786,918
420,891	JP Morgan Alternative Loan Trust		5.0000	12/25/35	350,542
3,893,350	JP Morgan Alternative Loan Trust(b)		3.0720	03/25/36	3,734,471
62,092	JP Morgan Alternative Loan Trust(f)		6.6900	05/25/36	61,419
32,728	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	32,547
510,948	JP Morgan Mortgage Trust 2004-S2(d)	US0001M + 0.400%	3.4840	11/25/34	470,200
238,222	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	209,999
33,540	JP Morgan Mortgage Trust 2005-A3(b)		2.6770	06/25/35	31,868
743,454	JP Morgan Mortgage Trust 2005-A6(b)		3.6530	08/25/35	729,919
794,008	JP Morgan Mortgage Trust 2005-A8(b)		2.9620	11/25/35	664,520
54,429	JP Morgan Mortgage Trust 2007-A2(b)		2.8780	04/25/37	46,775
22,183	JP Morgan Resecuritization Trust Series 2009-7(b),(c)		4.9460	07/27/37	22,088
833,800	Lehman Mortgage Trust 2005-2(d)	US0001M + 0.900%	3.9840	12/25/35	517,186
780,226	Lehman Mortgage Trust 2005-2(a)		5.5000	12/25/35	142,348
134,267	Lehman Mortgage Trust 2005-2(d)	US0001M + 28.060%	13.8740	12/25/35	126,596
189,545	Lehman Mortgage Trust 2006-4		6.0000	06/25/49	139,260
472,094	Lehman Mortgage Trust 2006-7(b)		4.4300	09/25/36	137,321
237,808	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	82,192
137,511	Lehman Mortgage Trust 2007-3(e)		0.0000	03/25/37	107,355
1,408,014	Lehman Mortgage Trust 2007-5(d)	US0001M + 0.280%	3.3640	08/25/36	295,596
1,425,044	Lehman Mortgage Trust 2007-5(a),(d)	US0001M + 7.720%	4.6360	08/25/36	307,749
844,754	Lehman XS Trust Series 2005-5N(d)	US0001M + 0.360%	3.4440	11/25/35	799,007
293,082	Lehman XS Trust Series 2006-2N(d)	US0001M + 0.520%	3.6040	02/25/46	260,305
20,014	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.340%	3.4240	12/25/36	17,637
306,505	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.360%	3.4440	12/25/36	279,279
524,996	Luminent Mortgage Trust 2007-2(d)	US0001M + 0.460%	3.5440	05/25/37	463,587

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
318,415	MASTR Adjustable Rate Mortgages Trust 2004-11(d)	US0001M + 2.250%	5.3340	11/25/34	$310,032
2,523,705	MASTR Adjustable Rate Mortgages Trust 2004-14(d)	US0001M + 3.400%	6.4840	01/25/35	2,089,831
1,855,797	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.8120	07/25/35	738,749
1,056,773	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.9370	07/25/35	430,798
3,987,167	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	1.6590	12/25/46	3,191,293
369,982	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	1.6590	12/25/46	314,637
2,469,855	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.850%	1.7090	12/25/46	2,186,863
1,474,112	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 1.200%	2.0590	12/25/46	1,312,390
3,318,565	MASTR Adjustable Rate Mortgages Trust 2007-1(b)		2.7670	11/25/36	2,022,466
1,414,491	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	12MTA + 0.740%	1.5990	01/25/47	1,385,494
6,504	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	US0001M + 0.320%	3.4040	01/25/47	6,368
300,000	MASTR Adjustable Rate Mortgages Trust 2007-3(d)	US0001M + 0.680%	3.7640	05/25/47	247,800
29,379	MASTR Alternative Loan Trust 2003-4		6.0000	06/25/33	29,078
47,039	MASTR Alternative Loan Trust 2003-5		5.5000	07/25/33	44,243
17,896	MASTR Alternative Loan Trust 2003-7		5.7500	11/25/33	16,597
16,991	MASTR Alternative Loan Trust 2004-10		6.0000	09/25/34	16,275
37,294	MASTR Alternative Loan Trust 2004-11(b)		5.8930	10/25/34	34,506
19,176	MASTR Alternative Loan Trust 2004-12		5.5000	12/25/34	18,200
568,007	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	328,653
54,979	MASTR Alternative Loan Trust 2005-1		6.0000	02/25/35	52,588
65,765	MASTR Alternative Loan Trust 2005-6(e)		0.0000	12/25/35	23,730
37,291	MASTR Alternative Loan Trust 2006-2(e)		0.0000	03/25/36	15,297
51,589	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	47,600
1,148,802	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	1,029,169
122,143	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	107,836
26,576	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	25,768
2,953	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	2,846
89,880	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	80,040
1,515,312	MASTR Reperforming Loan Trust 2005-1(c)		7.5000	08/25/34	1,193,905
64,398	MASTR Seasoned Securitization Trust 2003-1(d)	US0001M + 0.400%	3.4840	02/25/33	62,311
94,518	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	85,141
58,014	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	52,254
1,861,634	MERIT Securities Corporation(c),(d)	US0001M + 2.250%	5.3630	09/28/32	1,656,495
153,807	Merrill Lynch Alternative Note Asset Trust Series		5.7500	05/25/37	151,128

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
336,979	Merrill Lynch Mortgage Backed Securities Trust(b)		2.7840	04/25/37	$307,562
97,119	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		2.5720	03/25/33	78,427
158,439	Merrill Lynch Mortgage Investors Trust Series(e)		0.0000	08/25/36	17,190
83,184	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.945%	4.0290	08/25/28	73,702
62,702	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 2.250%	5.3340	08/25/28	53,957
275,529	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.900%	3.9840	10/25/28	253,609
153,048	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		3.0120	06/25/37	149,074
1,277,691	Merrill Lynch Mortgage Investors Trust Series MLMI(b)		3.8410	09/25/35	1,071,037
193,198	Morgan Stanley Dean Witter Capital I Inc Trust(b)		2.4260	03/25/33	173,839
36,408	Morgan Stanley Mortgage Loan Trust 2004-3		6.0000	04/25/34	34,567
817,415	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	517,275
349,559	Morgan Stanley Mortgage Loan Trust 2005-2AR(d)	US0001M + 0.500%	3.5840	04/25/35	250,682
188,355	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	164,613
94,732	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	10/25/22	80,935
118,975	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	10/25/22	69,180
183,877	Morgan Stanley Mortgage Loan Trust 2006-7		6.0000	06/25/31	119,591
21,205	Morgan Stanley Re-REMIC Trust 2010-R7(c)		5.5000	11/26/34	19,386
1,106,476	Morgan Stanley Resecuritization Trust 2014-R4(b),(c)		2.6530	11/21/35	985,920
7,719,654	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	2.9040	04/16/36	7,243,153
8,468,488	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	2.9040	04/16/36	4,568,517
2,984,475	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.400%	3.4840	04/25/36	2,213,077
169,423	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.460%	3.5440	04/25/36	156,975
308,186	MortgageIT Trust 2004-1(d)	US0001M + 3.225%	6.3090	11/25/34	294,537
99,821	MortgageIT Trust 2005-2(d)	US0001M + 1.425%	4.5090	05/25/35	98,945
11,705,933	New Residential Mortgage Loan Trust 2019-5(a),(b),(c),(h)		0.5000	08/25/59	248,599
16,452,090	New Residential Mortgage Loan Trust 2019-5(a),(b),(c),(h)		0.7500	08/25/59	513,124
234,260	New York Mortgage Trust 2006-1(b)		2.9200	05/25/36	203,763
28,094	Nomura Asset Acceptance Corp Alternative Loan(f)		5.8030	03/25/34	26,383
130,925	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.020%	4.1040	08/25/34	125,948
1,901,733	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.700%	4.7840	10/25/34	1,946,231
9,917	Nomura Asset Acceptance Corp Alternative Loan(f)		6.0710	10/25/34	9,679
1,116,831	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.500%	4.5840	12/25/34	1,016,182
40,125	Nomura Asset Acceptance Corp Alternative Loan(b)		5.6880	07/25/35	39,123
461,712	Nomura Asset Acceptance Corp Alternative Loan(b)		5.8940	05/25/36	110,392

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
215,019	Nomura Asset Acceptance Corp Alternative Loan(b)		3.4220	06/25/36	$166,181
406,716	Nomura Asset Acceptance Corp Alternative Loan(b)		3.9420	06/25/36	403,284
65,123	Nomura Asset Acceptance Corp Alternative Loan(f)		5.9570	03/25/47	59,450
827,921	Nomura Asset Acceptance Corp Alternative Loan(f)		6.1380	03/25/47	755,671
126,698	NovaStar Mortgage Funding Trust Series 2006-MTA1(d)	US0001M + 0.380%	0.3910	09/25/46	121,246
178,524	Ocwen Residential MBS Corporation(b),(c)		0.7640	06/25/39	71,442
259,369	PHHMC Series 2006-4 Trust(b)		6.2830	12/18/36	239,460
75,992	Popular A.B.S, Inc.(f)		7.2000	12/25/29	69,888
190,090	Prime Mortgage Trust 2004-1		5.2500	08/25/34	172,495
3,208	Prime Mortgage Trust 2005-1(c)		5.5000	09/25/34	3,199
100,078	Prime Mortgage Trust 2005-4		5.2500	10/25/22	87,588
13,435	Prime Mortgage Trust 2005-4		5.0000	10/25/35	11,739
2,091,155	Prime Mortgage Trust 2006-DR1(c)		5.5000	05/25/35	1,769,718
535,161	Prime Mortgage Trust 2006-DR1(c)		6.0000	05/25/35	434,385
332,760	RALI Series 2004-QA4 Trust(b)		3.2330	09/25/34	315,821
647,288	RALI Series 2004-QA4 Trust(b)		6.1050	09/25/34	562,705
518,839	RALI Series 2004-QA6 Trust(b)		3.2520	12/26/34	466,212
179,057	RALI Series 2004-QA6 Trust(b)		3.4820	12/26/34	168,116
2,556,554	RALI Series 2005-QA11 Trust(b)		4.0940	10/25/35	1,065,284
887,003	RALI Series 2005-QA11 Trust(b)		5.5750	10/25/35	818,721
1,412,751	RALI Series 2005-QA12 Trust(b)		4.3730	12/25/35	1,242,047
1,924,280	RALI Series 2005-QA2 Trust(b)		3.4110	02/25/35	1,248,213
193,080	RALI Series 2005-QA2 Trust(b)		3.4240	02/25/35	158,947
1,840,494	RALI Series 2005-QA2 Trust(b)		4.5820	02/25/35	632,457
206,614	RALI Series 2005-QA3 Trust(b)		0.0000	03/25/35	66,605
64,425	RALI Series 2005-QA3 Trust(b)		3.5980	03/25/35	34,166
483,937	RALI Series 2005-QA4 Trust(b)		3.4260	04/25/35	440,519
184,698	RALI Series 2005-QA4 Trust(b)		37.8470	04/25/35	159,084
335,342	RALI Series 2005-QA6 Trust(b)		3.6250	05/25/35	190,192
88,603	RALI Series 2005-QA8 Trust(b)		3.8360	07/25/35	76,152
451,519	RALI Series 2005-QA8 Trust(b)		4.0970	07/25/35	266,065
2,734,129	RALI Series 2005-QA9 Trust(b)		3.6310	08/25/35	1,123,756
1,682,477	RALI Series 2005-QA9 Trust(b)		3.8300	08/25/35	1,555,175
626,059	RALI Series 2005-QO4 Trust(d)	US0001M + 0.560%	3.6440	12/25/45	470,400

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
1,257,673	RALI Series 2005-QS5 Trust		5.7000	04/25/35	$1,010,465
11,522	RALI Series 2006-QA1 Trust(b)		5.3340	01/25/36	10,981
140,418	RALI Series 2006-QA2 Trust(b)		5.7480	02/25/36	113,867
7,466,160	RALI Series 2006-QS11 Trust		6.5000	08/25/36	2,657,232
61,091	RALI Series 2006-QS12 Trust		5.0000	09/25/36	46,176
2,949,446	RALI Series 2007-QO5 Trust(d)	12MTA + 3.120%	3.9790	08/25/47	549,202
314,528	RALI Series 2007-QS4 Trust		6.2500	03/25/37	241,688
475,182	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	445,077
409,259	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	371,763
283,422	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	128,165
149,944	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	26,529
540,398	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	365,209
221,604	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	113,069
585,360	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	494,975
647,496	RBSGC Mortgage Loan Trust 2007-A		6.0000	01/25/37	527,906
1,458,549	RBSSP Resecuritization Trust 2009-6(b),(c)		6.0000	08/26/35	650,273
102,536	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	93,861
629,891	Reperforming Loan REMIC Trust 2005-R2(a),(b),(c)		3.2660	06/25/35	28,765
476,005	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	3.5040	07/25/36	457,360
255,751	Residential Asset Securitization Trust 2000-A6		8.0000	10/25/30	164,362
497,815	Residential Asset Securitization Trust 2004-A2(d)	US0001M + 0.550%	3.6340	05/25/34	491,733
24,832	Residential Asset Securitization Trust 2004-A2		5.2500	05/25/34	22,582
232,111	Residential Asset Securitization Trust 2006-A3CB(e)		0.0000	01/25/46	45,923
215,520	Residential Asset Securitization Trust 2006-A3CB(a),(b)		6.0000	01/25/46	49,359
1,399,549	RFMSI Series 2005-SA1 Trust(b)		2.7040	03/25/35	1,164,214
904,999	RFMSI Series 2005-SA5 Trust(b)		3.4880	11/25/35	786,052
116,558	RFMSI Series 2006-SA1 Trust(b)		4.8550	02/25/36	98,771
413,457	RFMSI Series 2006-SA2 Trust(b)		4.7310	08/25/36	377,783
423,249	RFMSI Series 2006-SA3 Trust(b)		5.1270	09/25/36	365,732
139,009	RFMSI Series 2006-SA4 Trust(b)		4.8260	11/25/36	116,597
29,589	Sequoia Mortgage Trust 2003-4(b)		2.7610	07/20/33	22,897
44,942	Sequoia Mortgage Trust 2003-4(b)		2.7610	07/20/33	38,508
67,635	Sequoia Mortgage Trust 2003-4(b)		2.7610	07/20/33	57,412
306,698	Sequoia Mortgage Trust 2004-1(d)	US0001M + 0.825%	3.8180	02/20/34	282,405

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
152,899	Sequoia Mortgage Trust 2004-11(d)	US0006M + 0.640%	2.6730	12/20/34	$135,029
27,592	Sequoia Mortgage Trust 2004-5(d)	US0001M + 0.720%	3.7130	06/20/34	23,492
5,175	Sequoia Mortgage Trust 2004-6(d)	US0001M + 0.750%	3.7430	07/20/34	4,579
183,666	Sequoia Mortgage Trust 2007-1(b)		3.1110	01/20/47	145,238
41,321	Sequoia Mortgage Trust 2013-2(b)		3.6250	02/25/43	38,858
639,259	Sequoia Mortgage Trust 4(d)	US0001M + 1.250%	3.6180	04/22/25	548,588
76,832	Sequoia Mortgage Trust 6(d)	US0001M + 1.050%	4.0430	04/19/27	69,630
28,675	Shellpoint Asset Funding Trust 2013-1(b),(c)		3.8720	07/25/43	27,948
43,204	Sofi Mortgage Trust 2016-1(b),(c)		3.0000	11/25/46	39,572
52,209	Structured Adjustable Rate Mortgage Loan Trust(b)		3.3300	03/25/34	49,193
1,622,380	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.405%	3.4890	06/25/34	1,454,641
262,354	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.310%	3.3940	07/25/35	171,033
230,341	Structured Adjustable Rate Mortgage Loan Trust(b)		3.3020	04/25/47	217,447
1,675,193	Structured Asset Investment Loan Trust 2003-BC10(d)	US0001M + 3.300%	6.3840	10/25/33	1,690,347
256,707	Structured Asset Mortgage Investments II Trust(b)		2.8340	10/19/34	229,003
221,390	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	3.3930	02/19/35	200,147
1,287,627	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	3.4840	02/25/36	1,004,014
606,612	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	3.5440	02/25/36	544,045
138,281	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	3.5440	02/25/36	117,609
22,750	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.620%	3.7040	02/25/36	2,199,667
4,770,276	Structured Asset Mortgage Investments II Trust(b)		2.5120	05/25/36	1,459,051
160,200	Structured Asset Mortgage Investments II Trust(b)		2.8540	05/25/36	89,210
64,764	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.150%	3.2340	02/25/37	58,081
753,284	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.260%	3.3440	03/25/37	257,348
1,638,822	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	3.5040	05/25/46	675,200
756,795	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	3.5040	05/25/46	487,590
530,577	Structured Asset Mortgage Investments Trust(d)	US0001M + 1.200%	4.1930	05/19/33	477,355
470,369	Structured Asset Sec Corp Mort Pass Thr Certs		6.5000	07/25/28	258,682
1,882,445	Structured Asset Sec Corp Mort Passthr Certs Ser(d)		3.2080	01/25/34	1,309,018
55,348	Structured Asset Sec Mortgage Pass-Through(b)		2.5270	11/25/32	52,992
1,388,566	Structured Asset Securities Corp Mor Cer Ser(b)		2.7960	10/25/33	1,204,991
87,499	Structured Asset Securities Corp Mortgage(f)		3.7500	08/25/33	85,448
563,036	Structured Asset Securities Corp Mortgage(f)		4.9670	06/25/34	522,689
139,687	Structured Asset Securities Corporation(f)		5.1330	02/25/34	128,321

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
508,696	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	$333,811
1,261,584	TBW Mortgage-Backed Trust 2006-6(f)		6.1600	01/25/37	350,581
483,804	TBW Mortgage-Backed Trust Series 2006-2		6.0000	07/25/36	195,930
968,349	Terwin Mortgage Trust 2006-9HGA(c),(d)	US0001M + 0.560%	3.6440	10/25/37	377,378
334,472	Terwin Mortgage Trust 2007-6ALT(c),(d)	US0001M + 0.600%	3.6840	08/25/38	254,156
62,855	Thornburg Mortgage Securities Trust 2005-1(b)		2.3220	04/25/45	60,168
145,164	Thornburg Mortgage Securities Trust 2007-3(d)	US0012M + 1.250%	6.0500	06/25/47	137,722
15,589,758	Voyager CBASS Delaware Trust(b),(c)		3.5440	02/26/37	433,303
5,742,989	Voyager CBASS Delaware Trust(b),(c)		3.5440	02/26/37	159,621
1,109,093	Voyager CNTYW Delaware Trust(b),(c)		3.0680	03/16/30	1,041,064
1,276,357	Voyager CNTYW Delaware Trust(b),(c)		3.1180	12/16/33	1,204,059
1,173,209	Voyager CNTYW Delaware Trust(b),(c)		3.0580	02/16/36	1,051,894
4,076,419	Voyager CNTYW Delaware Trust(b),(c)		3.0580	02/16/36	3,621,387
10,185,833	Voyager CNTYW Delaware Trust(b),(c)		3.0180	05/16/36	8,991,415
2,500,804	Voyager OPTONE Delaware Trust(a),(b),(c)		3.3340	02/25/38	696,024
1,692,576	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		3.4550	08/20/35	1,548,128
320,149	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		3.5620	08/20/35	306,552
41,951	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		2.8580	05/20/36	39,899
583,645	Wachovia Mortgage Loan Trust, LLC Series 2007-A(b)		3.2380	03/20/37	526,817
134,374	WaMu Mortgage Backed Pass Through Certificates(b)		2.1100	12/19/39	122,463
45,828	WaMu Mortgage Backed Pass Through Certificates(b),(c)		2.1100	12/19/39	39,795
34,385	WaMu Mortgage Backed Pass Through Certificates(b),(c)		2.1100	12/19/39	29,290
26,772	WaMu Mortgage Backed Pass Through Certificates(b),(c)		2.1100	12/19/39	19,134
136,910	WaMu Mortgage Pass-Through Certificates Series(b)		2.4950	10/25/32	127,666
244,472	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	221,180
455,260	WaMu Mortgage Pass-Through Certificates Series(b)		2.6150	02/25/33	424,250
29,921	WaMu Mortgage Pass-Through Certificates Series(b)		3.2060	06/25/33	28,396
177,984	WaMu Mortgage Pass-Through Certificates Series(b)		3.4530	06/25/33	166,979
1,121,036	WaMu Mortgage Pass-Through Certificates Series(b)		5.6520	06/25/33	506,753
112,462	WaMu Mortgage Pass-Through Certificates Series 2003-AR8 Class A(b)		4.1540	08/25/33	109,029
146,213	WaMu Mortgage Pass-Through Certificates Series(b)		3.1950	09/25/33	111,546
793,310	WaMu Mortgage Pass-Through Certificates Series(b)		5.8980	01/25/34	813,240
79,073	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/34	76,103
13,531	WaMu Mortgage Pass-Through Certificates Series		5.5000	07/25/34	12,973

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)
56,735	WaMu Mortgage Pass-Through Certificates Series(b)		3.3700	10/25/36	$50,881
253,256	WaMu Mortgage Pass-Through Certificates Series(b)		1.7570	11/25/41	211,637
15,282	WaMu Mortgage Pass-Through Certificates Series(c),(d)	12MTA + 1.400%	2.2590	06/25/42	9,853
93,216	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	2.2590	06/25/42	80,165
90,521	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	2.2590	06/25/42	79,209
180,636	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	2.2590	06/25/42	159,653
15,357	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	2.2590	08/25/42	8,177
62,952	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	2.2590	08/25/42	57,842
1,959,055	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 0.980%	1.8390	07/25/46	1,779,397
117,438	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	109,855
72,233	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	65,198
87,094	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	78,299
1,362,766	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	1,092,828
1,984,754	Washington Mutual Mortgage Pass-Through(d)	US0001M + 0.500%	3.5840	02/25/36	1,648,219
343,022	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	262,612
302,539	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	258,448
57,487	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.7990	04/25/46	49,309
424,624	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.7990	07/25/46	266,135
667,931	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.960%	1.8190	08/25/46	419,954
166,909	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.850%	1.7090	10/25/46	138,799
32,007	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	28,996
32,007	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	28,978
39,335	Washington Mutual MSC Mortgage Pass-Through(b)		3.2160	02/25/33	37,716
364,211	Washington Mutual MSC Mortgage Pass-Through(b),(c)		5.7670	02/25/33	70,346
161,251	Washington Mutual MSC Mortgage Pass-Through(b)		5.7500	03/25/33	95,060
41,077	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	37,423
42,040	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	39,001
685,417	Washington Mutual MSC Mortgage Pass-Through(b)		2.9990	05/25/33	635,211
701,073	Washington Mutual MSC Mortgage Pass-Through(b)		7.0000	07/25/33	572,711
39,832	Wells Fargo Mortgage Backed Securities 2003-I(b)		4.0740	09/25/33	30,642
52,698	Wells Fargo Mortgage Backed Securities 2004-K(b)		3.6150	07/25/34	53,448
31,763	Wells Fargo Mortgage Backed Securities 2004-K(b)		3.6150	07/25/34	32,257
1,347	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	10/25/22	1,339
					248,006,681

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	HOME EQUITY — 12.2%
1,306,553	ABFC 2002-WF2 Trust		0.0000	11/25/29	$1,302,971
135,093	ABFS Mortgage Loan Trust 2000-3(f)		8.1100	09/15/31	116,272
2,624,857	ABFS Mortgage Loan Trust 2002-1(f)		7.0100	12/15/32	2,197,536
969,240	ABFS Mortgage Loan Trust 2003-1(d)	US0001M + 2.250%	5.0680	08/15/33	922,867
375,167	Accredited Mortgage Loan Trust 2004-3(f)		6.0000	10/25/34	306,666
892,823	Accredited Mortgage Loan Trust 2005-1(d)	US0001M + 3.300%	5.0020	04/25/35	886,078
17,225	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.275%	4.3590	08/25/32	17,838
196,480	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 2.250%	5.3340	12/25/33	194,873
528,589	ACE Securities Corp Home Equity Loan Trust Series(c),(d)	US0001M + 5.250%	8.3340	07/25/34	470,495
1,531,310	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 3.500%	6.5840	05/25/35	1,515,898
8,512	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.070%	3.1540	11/25/36	3,798
221,967	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.180%	3.2640	02/25/37	99,090
85,111	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.875%	4.9590	11/25/50	86,141
482,688	Aegis Asset Backed Securities Trust Mortgage(d)	US0001M + 2.025%	5.1090	10/25/34	450,842
370,110	Aegis Asset Backed Securities Trust Mortgage Pass-(d)	US0001M + 3.150%	6.2340	09/25/34	359,223
41,663	AFC Home Equity Loan Trust(d)	US0001M + 0.720%	3.8040	09/22/28	40,753
763,705	AFC Trust Series 2000-2(d)	US0001M + 0.700%	3.7840	06/25/30	634,114
1,077,390	AFC Trust Series 2000-2(d)	US0001M + 0.790%	3.8740	06/25/30	900,172
145,210	AFC Trust Series 2000-3(c),(d)	US0001M + 0.640%	3.7240	10/25/30	135,198
813,706	AFC Trust Series 2000-3(c),(d)	US0001M + 0.750%	3.8340	10/25/30	753,506
1,105,125	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Ser(d)	US0001M + 3.375%	6.4590	11/25/32	1,063,379
41,675	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.850%	5.9340	08/25/32	40,474
180,774	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 4.500%	3.4080	01/25/33	177,331
348,902	Ameriquest Mortgage Securities Inc Asset-Backed(d)	US0001M + 3.750%	2.9660	02/25/33	315,267
917,472	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.750%	4.3340	11/25/29	860,667
39,813	Amresco Residential Securities Corp Mortgage Loan(f)		7.5210	10/25/27	39,579
762,597	Argent Securities Inc Asset-Backed Pass-Through(d)	US0001M + 5.625%	3.8660	09/25/33	654,121
1,664,096	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 5.250%	8.0680	01/15/33	1,536,352
7,628	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 0.080%	3.1640	05/25/37	5,428
283,617	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.800%	3.8840	03/25/37	273,056
187,881	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.900%	3.9840	03/25/37	180,767
167,538	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 1.150%	4.2340	03/25/37	162,719
67,426	Bayview Financial Mortgage Pass-Through(d)	US0001M + 2.850%	5.9630	08/28/44	67,414
351,592	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.755%	4.8390	09/25/34	341,875

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	HOME EQUITY — 12.2% (Continued)
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-1 BO1 M9a(d)	US0001M + 6.000%	9.0840	10/25/34	$9,165,798
148,759	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 4.650%	5.2170	12/25/34	157,282
674,813	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.550%	4.7990	05/25/35	645,561
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC M*(c),(d)	US0001M + 4.500%	4.6740	08/25/35	3,577,769
1,805,872	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.615%	3.6990	02/25/36	2,066,668
5,770,367	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.450%	3.5340	06/25/36	4,867,693
277,727	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.270%	3.3540	01/25/37	880,678
431,637	Bear Stearns Second Lien Trust 2007-1(d)	US0001M + 0.190%	3.2740	01/25/37	405,345
20,722	Bear Stearns Second Lien Trust 2007-1(d)	US0001M + 0.440%	3.5240	08/25/37	19,161
430,913	Bond Securitization Trust 2003-1(b),(h)		0.0000	10/25/34	387,822
137,195	Centex Home Equity Loan Trust 2004-C(d)	US0001M + 0.795%	3.8790	06/25/34	126,886
332,914	Centex Home Equity Loan Trust 2004-D(f)		6.0600	09/25/34	313,021
461,716	Citigroup Mortgage Loan Trust 2007-OPX1(f)		5.8630	01/25/37	186,147
2,301,000	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 4.500%	7.5840	12/25/33	2,325,063
88,175	Contimortgage Home Equity Loan Trust 1996-4(d)	US0001M + 0.480%	3.2980	01/15/28	73,556
163	Countrywide Asset-Backed Certificates(b),(h)		5.0910	05/25/32	160
5	Countrywide Asset-Backed Certificates(b)		5.8340	07/25/34	5
38,953	Countrywide Asset-Backed Certificates(f)		5.2520	02/25/35	38,533
615,356	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	2.5410	11/15/36	539,514
28,154	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	2.5410	11/15/36	24,770
708,452	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.740%	3.8240	08/25/32	671,893
578,775	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 3.250%	3.4580	04/25/34	524,640
35,522	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	3.0980	02/15/34	35,056
80,229	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	3.0980	02/15/34	76,835
2,159,190	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	2,609,630
259,202	CWHEQ Home Equity Loan Trust Series 2006-S6(b)		5.9620	03/25/34	247,791
263,838	CWHEQ Home Equity Loan Trust Series 2006-S7(b)		5.9450	11/25/35	259,054
490,048	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.240%	3.0580	02/15/36	463,220
776,011	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.340%	3.1580	02/15/36	731,044
984,345	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.200%	3.0180	05/15/36	927,300
59,559	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.140%	2.9580	01/15/37	54,376
441,574	EquiFirst Mortgage Loan Trust 2004-2(d)	US0001M + 1.875%	4.9590	10/25/34	435,357
317,726	FirstCity Capital Home Equity Loan Trust 1998-2(c),(d)	US0001M + 0.800%	3.8840	01/25/29	306,303
334,483	FirstCity Capital Home Equity Loan Trust 1998-2(c)		6.9900	01/25/29	321,846

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	HOME EQUITY — 12.2% (Continued)
185,646	GMACM Home Equity Loan Trust 2004-HE1(d)	US0001M + 0.500%	0.6080	06/25/34	$180,513
363,399	GMACM Home Equity Loan Trust 2004-HE1(c),(d)	US0001M + 0.500%	0.6080	06/25/34	353,352
124,613	GMACM Home Equity Loan Trust 2004-HE3(c),(d)	US0001M + 0.500%	3.5840	10/25/34	127,963
14,218	GMACM Home Equity Loan Trust 2005-HE1(c),(d)	US0001M + 0.500%	3.5840	08/25/35	9,063
1,266,108	GMACM Home Equity Loan Trust 2007-HE2(d)	US0001M + 0.140%	3.2240	12/25/37	1,209,707
960,733	GMACM Home Equity Loan Trust 2007-HE2(f)		7.4240	12/25/37	973,909
545,344	GMACM Mortgage Loan Trust 2004-GH1(f)		5.5000	07/25/35	316,223
86,288	GreenPoint Mortgage Funding Trust 2005-HE3(d)	US0001M + 0.180%	2.9980	09/15/30	84,159
24,356	GSAA Home Equity Trust 2005-2(d)	US0001M + 2.175%	5.2590	12/25/34	37,034
2,974,506	GSAA Home Equity Trust 2005-5(d)	US0001M + 2.550%	5.6340	02/25/35	2,727,884
15,662	GSAA Trust 2004-3(f)		6.7200	04/25/34	14,933
40,856	Home Equity Asset Trust(d)	US0001M + 1.500%	4.5840	03/25/33	39,956
160,222	Home Equity Asset Trust(d)	US0001M + 4.750%	7.8340	06/25/33	1,154,864
96,264	Home Equity Asset Trust(d)	US0001M + 3.250%	6.3340	04/25/34	140,885
18,412	Home Equity Asset Trust 2002-2(d)	US0001M + 2.600%	5.0440	06/25/32	29,881
244,735	Home Equity Loan Trust 2006-HSA3(d)	US0001M + 0.130%	3.2140	05/25/36	240,764
196,997	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 1.425%	4.5090	10/25/33	184,098
87,012	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 2.025%	3.5180	07/25/34	84,442
597,638	Home Equity Mortgage Trust 2007-1(d)	US0001M + 0.340%	3.4240	05/25/37	567,009
610,299	Imc Home Equity Loan Trust 1998-3(f)		5.4320	08/20/29	590,964
104,539	IMC Home Equity Loan Trust 1998-5(f)		5.8440	12/20/29	99,390
52,601	Irwin Home Equity Loan Trust 2004-1(d)	US0001M + 1.875%	4.9590	12/25/34	51,681
637,687	Irwin Home Equity Loan Trust 2006-P1(c),(d)	US0001M + 0.280%	3.3640	12/25/36	608,191
720,025	Irwin Home Equity Loan Trust 2006-P1(c),(f)		6.3000	06/25/37	709,337
8,402	IXIS Real Estate Capital Trust 2005-HE4(d)	US0001M + 0.630%	3.7140	02/25/36	8,750
224,043	MAFI II Remic Trust 1999-A(b),(c)		8.0000	03/20/25	208,236
217,493	Mastr Asset Backed Securities Trust 2003-NC1(d)	US0001M + 5.250%	4.0630	04/25/33	216,079
80,627	Mastr Asset Backed Securities Trust 2003-WMC2(d)	US0001M + 2.475%	3.8650	08/25/33	78,947
809,596	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.500%	3.5840	11/25/35	507,946
1,296,125	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.700%	3.7840	11/25/35	813,169
55,334	Meritage Mortgage Loan Trust 2003-1(d)	US0001M + 2.325%	5.4090	11/25/33	52,122
927,752	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 3.075%	6.1590	10/25/35	880,039
5,696,157	Merrill Lynch Mortgage Investors Trust Series(c),(d)	US0001M + 1.125%	4.2090	08/25/36	6,246,192
111,032	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(d)	US0001M + 3.150%	6.2340	09/25/33	109,279

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	HOME EQUITY — 12.2% (Continued)
2,131	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(d)	US0001M + 0.110%	3.1940	02/25/37	$712
53,112	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 2.100%	5.1840	02/25/32	52,844
112,851	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 3.300%	6.3840	02/25/32	473,802
53,591	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	8.7090	02/25/33	621,195
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	8.7090	02/25/33	1,655,189
185,994	Morgan Stanley Mortgage Loan Trust 2005-8SL(d)	US0001M + 0.735%	3.8190	11/25/35	372,733
104,359	Morgan Stanley Mortgage Loan Trust 2006-16AX(d)	US0001M + 0.340%	3.4240	11/25/36	34,206
4,469,863	Morgan Stanley Mortgage Loan Trust 2007-8XS(b)		6.0000	04/25/37	2,782,515
283,436	New Century Home Equity Loan Trust 2003-6(d)	US0001M + 1.080%	4.1640	01/25/34	272,658
3,856	New Century Home Equity Loan Trust Series 2003-5(b)		4.8500	11/25/33	3,737
17,587	New Century Home Equity Loan Trust Series 2003-5(f)		6.0000	11/25/33	17,244
676,403	NovaStar Mortgage Funding Trust Series 2003-2(d)	US0001M + 2.775%	5.8590	09/25/33	679,919
166,816	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 1.650%	4.7340	01/25/34	160,565
178,972	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 2.475%	5.5590	01/25/34	153,475
330,055	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 1.575%	4.6590	05/25/34	344,600
104,819	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 3.000%	6.0840	05/25/34	99,128
984,243	Option One Mortgage Loan Trust 2007-FXD1(f)		5.8660	01/25/37	810,417
350,992	Option One Mortgage Loan Trust 2007-FXD2(f)		6.1020	03/25/37	329,847
132,075	RAAC Series 2004-SP1 Trust(f)		6.1180	03/25/34	127,917
8,692	RASC Series 2003-KS4 Trust(f)		5.1700	06/25/33	8,651
2,742,835	RASC Series 2004-KS11 Trust(d)	US0001M + 1.000%	4.5840	12/25/34	2,808,585
67,659	Renaissance Home Equity Loan Trust 2002-4(f)		7.5720	03/25/33	10,239
143,797	Renaissance Home Equity Loan Trust 2004-3(f)		5.3240	11/25/34	127,834
214,710	Renaissance Home Equity Loan Trust 2005-4(f)		5.8250	02/25/36	199,394
16,892	Saco I Trust 2007-1(d)	US0001M + 0.320%	3.4040	01/25/37	16,735
39,198	Saco I Trust 2007-2(d)	US0001M + 0.320%	3.4040	02/25/37	38,382
2,132,200	Saxon Asset Securities Trust 2001-2(d)	US0001M + 0.795%	3.8790	03/25/31	1,828,974
31,567,518	Soundview Home Loan Trust 2007-OPT4(a),(b)		0.5800	09/25/37	542,387
419,717	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	412,634
225,000	Structured Asset Securities Corp Pass-Through(h)		0.0000	02/25/32	420,000
362,134	Terwin Mortgage Trust 2004-1HE(c),(d)	US0001M + 2.475%	5.5590	02/25/34	319,960
2,299,763	Terwin Mortgage Trust 2004-21HE(c),(d)	US0001M + 2.625%	5.7090	12/25/34	2,193,876
1,164,605	Terwin Mortgage Trust 2006-4SL(b),(c)		0.1170	05/25/37	582,696
1,681,783	Terwin Mortgage Trust 2006-6(b),(c)		0.1970	07/25/37	653,777

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	HOME EQUITY — 12.2% (Continued)
4,410,126	Truman Capital Mortgage Loan Trust(c),(d)	US0001M + 4.650%	7.7340	11/25/32	$3,858,172
13,892	United National Home Loan Owner Trust 1999-1(f)		6.9100	03/25/25	13,793
34,268	Wells Fargo Home Equity Asset-Backed Securities(b)		4.9800	04/25/34	33,709
120,149	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.820%	5.9040	10/25/34	118,102
693,175	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.550%	5.6340	04/25/35	666,005
					94,082,106
	MANUFACTURED HOUSING — 2.9%
416,168	ACE Securities Corp Manufactured Housing Trust(c),(e)		0.0000	08/15/30	359,826
2,162,758	BCMSC Trust 1998-C(b)		7.5100	01/15/29	1,942,277
731,888	BCMSC Trust 1999-B(b)		6.9750	12/15/29	107,938
611,382	BCMSC Trust 1999-B(b)		7.1800	12/15/29	92,816
4,944,914	BCMSC Trust 1999-B(b)		7.4400	12/15/29	777,889
737,790	BCMSC Trust 1999-B(b)		7.8500	12/15/29	122,458
2,057,839	Conseco Finance Corporation(b)		7.0200	10/15/27	1,913,779
300,504	Conseco Finance Corporation(b)		7.5300	03/15/28	282,995
2,488,948	Conseco Finance Corporation(b)		7.5400	06/15/28	2,457,784
3,742,756	Conseco Finance Corporation(b)		7.2400	11/15/28	3,548,702
380,555	Conseco Finance Corporation(b)		6.9400	12/01/28	351,262
2,937,719	Conseco Finance Corporation(b)		7.5000	03/01/30	1,265,268
189,775	Deutsche Financial Capital Securitization, LLC		6.8000	04/15/28	189,370
2,211,756	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,020,865
9,080	MERIT Securities Corporation(f)		7.6300	07/28/33	9,035
1,069,441	Morgan Stanley Resecuritization Trust 2015-R7(b),(c)		7.0600	02/26/29	1,008,973
10,004	Oakwood Mortgage Investors, Inc.		7.7500	08/15/27	9,503
671,060	Oakwood Mortgage Investors, Inc.(b)		7.3250	02/15/28	646,637
1,257,279	Oakwood Mortgage Investors, Inc.(c)		7.4150	01/15/29	1,198,674
1,090,874	Oakwood Mortgage Investors, Inc.		8.4900	10/15/30	1,009,986
156,171	Oakwood Mortgage Investors, Inc.(b)		5.2600	08/15/31	79,290
34,564	Oakwood Mortgage Investors, Inc.(b)		5.1900	06/15/32	34,350
2,026,246	Origen Manufactured Housing Contract Trust 2006-A(b)		4.0670	10/15/37	1,850,058
1,077,395	Origen Manufactured Housing Contract Trust 2007-A(b)		4.8680	04/15/37	995,425
8,048	UCFC Manufactured Housing Contract		6.2270	01/15/30	8,029
					22,283,189

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	NON AGENCY CMBS — 15.9%
1,857,704	BAMLL Re-REMIC Trust 2016-RRGG10(b),(c)		5.8090	08/10/45	$538,734
678,047	Banc of America Commercial Mortgage Trust 2006-4(b)		5.7540	07/10/46	615,517
7,121,755	Banc of America Commercial Mortgage Trust 2007-1(b)		5.5230	01/15/49	3,498,604
249,172	Bayview Commercial Asset Trust 2004-2(c),(d)	US0001M + 0.645%	3.7290	08/25/34	247,704
35,460	Bayview Commercial Asset Trust 2004-3(c),(d)	US0001M + 1.500%	4.5840	01/25/35	35,290
318,029	Bayview Commercial Asset Trust 2005-3(c),(d)	US0001M + 1.650%	4.7340	11/25/35	286,142
142,190	Bayview Commercial Asset Trust 2006-2(c),(d)	US0001M + 1.305%	4.3890	07/25/36	129,192
253,485	Bear Stearns Asset Backed Securities Trust 2003-3(d)	US0001M + 1.230%	4.3140	06/25/43	252,345
11,505	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 Class AJ(b)		5.5660	01/12/45	11,111
1,732,546	CD 2007-CD5 Mortgage Trust(b),(c)		6.5820	11/15/44	1,720,425
15,625,875	CFCRE Commercial Mortgage Trust Series 2017-C8 Class X-A(a),(b)		1.6460	06/15/50	807,680
3,401,495	CG-CCRE Commercial Mortgage Trust 2014-FL1(c),(d)	US0001M + 1.150%	3.9680	06/15/31	3,342,060
33,569,877	Citigroup Commercial Mortgage Trust 2014-GC23(a),(b)		1.0560	07/10/47	440,464
1,598,698	COMM 2010-C1 Mortgage Trust(b),(c)		5.9850	07/10/46	1,560,714
11,951	COMM 2012-LC4 Mortgage Trust(b)		4.9340	12/10/44	11,931
3,000,000	COMM 2012-LC4 Mortgage Trust(b),(c)		5.4540	12/10/44	2,128,958
108,610,000	COMM 2014-CCRE19 Mortgage Trust(a),(b),(c)		0.0780	08/10/47	48,245
20,820,102	COMM 2015-LC21 Mortgage Trust Series 2015-LC21 Class X-A(a),(b)		0.8070	07/10/48	293,780
2,000,000	Commercial Mortgage Pass Through Certificates(c)		3.4000	10/05/30	1,879,995
2,935,145	CSMC 2014-USA OA, LLC(a),(b),(c)		0.6860	09/15/37	37,224
2,249,735	DBUBS 2011-LC3 Mortgage Trust Series 2011-LC3A D(b),(c)		5.5410	08/10/44	2,060,530
2,249,322	Greenwich Capital Commercial Mortgage Trust(b),(c)		5.9280	03/18/49	1,282,113
2,995,847	GS Mortgage Securities Corporation II(c),(d)	US0001M + 1.550%	4.6180	09/15/31	2,533,930
1,029,248	GS Mortgage Securities Corporation II(c),(d)	US0001M + 2.750%	5.8180	09/15/31	797,689
286,473	GS Mortgage Securities Trust 2010-C1(c)		5.1480	08/10/43	282,352
3,000,000	GS Mortgage Securities Trust 2010-C1(b),(c)		5.6350	08/10/43	2,926,508
9,456,000	GS Mortgage Securities Trust 2010-C1(b),(c)		6.5660	08/10/43	6,954,857
900,350	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.2090	08/10/44	896,050
481,000	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.3020	08/10/44	221,072
1,000,000	Harvest Commercial Capital Loan Trust 2020-1(b),(c)		5.9640	04/25/52	874,824
246,202	Impac CMB Trust Series 2004-8(d)	US0001M + 1.575%	4.6590	08/25/34	213,131
11,005,632	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	8,584,392
325,110	JP Morgan Chase Commercial Mortgage Securities(b),(c)		6.4320	07/12/35	323,885

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	NON AGENCY CMBS — 15.9% (Continued)
2,100,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.9720	11/15/43	$1,687,894
7,400,327	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(b),(c),(h)		5.9720	11/15/43	7,215,319
1,530,202	JP Morgan Chase Commercial Mortgage Securities(b)		5.4890	12/12/43	1,057,022
119,058	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.1290	05/15/45	92,027
1,308,394	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.0130	02/15/46	1,257,797
8,255,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.3600	02/15/46	7,706,937
5,378,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.7090	02/15/46	4,001,814
107,000	JP Morgan Chase Commercial Mortgage Securities(b)		4.3030	04/15/46	85,366
2,000,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		3.8730	07/15/46	2,001,160
1,778,115	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.7420	07/15/46	1,775,396
12,330,375	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	11,135,679
35,393	JP Morgan Chase Commercial Mortgage Securities(b)		6.7230	02/15/51	31,246
11,583,291	JP Morgan Chase Commercial Mortgage Securities(b)		7.0510	02/15/51	10,795,206
4,000,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		7.0550	02/15/51	1,720,800
4,355,000	LBSBC NIM Company 2005-2(c)		5.5000	09/27/30	4,335,176
282,061	LBSBC NIM Company 2005-2(c)		7.8600	09/27/30	281,171
100	LBSBN 2005-2A PS(e)		0.0000	09/27/30	2,100,000
9,517,029	LB-UBS Commercial Mortgage Trust 2006-C6(b)		5.4520	09/15/39	4,201,768
7,595	Merrill Lynch Mortgage Investors Trust Series(b),(c)		6.2500	11/15/26	7,611
66,303	Merrill Lynch Mortgage Trust 2005-CKI1(b),(c)		5.3420	11/12/37	32,439
301,222	Merrill Lynch Mortgage Trust 2006-C1(b)		10.8340	05/12/39	279,878
629,867	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.1930	09/12/49	622,252
285,590	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.2220	09/12/49	280,826
220,404	Morgan Stanley Capital I Trust 2006-TOP21(b),(c)		5.2080	10/12/52	220,404
136,783	Morgan Stanley Capital I Trust 2011-C2 Series 2011-C2 D(b),(c)		5.3850	06/15/44	129,311
545,000	Morgan Stanley Capital I Trust 2011-C2(b),(c)		5.3850	06/15/44	328,343
991,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2530	07/15/49	951,576
1,799,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2530	07/15/49	1,597,023
1,787,950	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2530	07/15/49	1,205,038
384,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2530	07/15/49	197,458
3,000,000	ReadyCap Commercial Mortgage Trust 2018-4(b),(c)		5.2190	02/27/51	2,524,819
8,000,000	TMSQ 2014-1500 Mortgage Trust(a),(b),(c)		0.2830	10/10/36	23,912
22,807	UBS Commercial Mortgage Trust 2012-C1(b),(c)		6.6600	05/10/45	22,425

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	NON AGENCY CMBS — 15.9% (Continued)
296,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class D(b),(c)		6.6630	01/10/45	$260,050
265,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(b),(c)		6.6630	01/10/45	102,294
1,551,670	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		5.3100	01/15/41	1,541,775
1,236,701	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		5.2730	10/15/44	1,162,097
1,479,000	WFRBS Commercial Mortgage Trust 2011-C4(b),(c)		4.9870	06/15/44	1,310,081
225,000	WFRBS Commercial Mortgage Trust 2013-C11(b),(c)		4.3650	03/15/45	219,758
4,550,621	WFRBS Commercial Mortgage Trust 2014-C19(a),(b)		1.1310	03/15/47	39,919
3,000,000	X-Caliber Funding, LLC(c),(d)	US0001M + 3.000%	5.3730	01/06/26	2,924,201
					123,302,716
	OTHER ABS — 0.5%
100,197	AFC Trust Series 2000-4(c),(d)	US0001M + 0.770%	3.8540	01/25/31	94,482
1,658,462	Legal Fee Funding 2006-1, LLC(c),(h)		8.0000	07/20/36	1,658,462
162,341	Oakwood Mortgage Investors, Inc.(b),(c)		8.4500	10/15/26	160,848
1,856,823	PEAR 2020-1, LLC(c)		3.7500	12/15/32	1,797,245
					3,711,037
	RESIDENTIAL MORTGAGE — 11.3%
992,136	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.760%	5.8440	05/25/34	889,045
455,969	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 0.900%	3.9840	12/25/33	429,431
1,788,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 2.250%	5.3340	04/25/36	1,634,091
27,376	Bear Stearns Asset Backed Securities Trust(b)		3.1080	07/25/36	27,106
55,832	Bear Stearns Asset Backed Securities Trust		5.5000	08/25/36	55,484
331,786	Bear Stearns Asset Backed Securities Trust(d)	12MTA + 0.980%	2.0840	10/25/36	120,719
350,022	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	196,037
277,237	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	6.2340	11/25/39	257,961
902,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	6.2340	12/25/42	921,801
550,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	6.2340	12/25/42	569,285
38,711	Bear Stearns Asset Backed Securities Trust(e)		0.0000	09/25/46	28,329
183,530	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	159,042
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(d)	US0001M + 2.625%	5.7090	07/25/36	2,933,859
94,203	Carrington Mortgage Loan Trust Series 2005-FRE1(d)	US0001M + 0.705%	3.7890	12/25/35	94,317
778,187	Chase Funding Trust Series 2003-6(d)	US0001M + 0.750%	3.8340	11/25/34	786,167
55,590	Chase Funding Trust Series 2003-6(f)		4.8870	11/25/34	54,739
658	Citicorp Residential Mortgage Trust Series 2007-2(f)		4.7650	06/25/37	653

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	RESIDENTIAL MORTGAGE — 11.3% (Continued)
5,832	Citigroup Mortgage Loan Trust, Inc.(f)		5.5300	11/25/34	$5,810
146,393	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 2.625%	5.7090	11/25/34	812,049
452,008	Countrywide Asset-Backed Certificates(d)	US0001M + 2.625%	5.7090	10/25/33	443,104
1,092,891	Countrywide Asset-Backed Certificates(d)	US0001M + 0.660%	3.7440	11/25/33	1,004,866
36,228	Countrywide Asset-Backed Certificates(c),(f)		5.5000	08/25/35	35,772
665,524	Countrywide Asset-Backed Certificates(f)		4.0180	01/25/37	515,996
982,305	Countrywide Asset-Backed Certificates(d)	US0001M + 0.500%	2.7590	05/25/37	758,620
10,114	Credit-Based Asset Servicing and Securitization,(b),(c)		4.7040	02/03/29	7,784
11,821	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.850%	5.9340	06/25/32	11,808
198,339	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.100%	3.9540	12/25/33	197,883
300,403	Credit-Based Asset Servicing and Securitization,(f)		3.0220	12/25/36	249,195
729,578	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 0.460%	3.5440	02/25/37	533,255
484,107	Credit-Based Asset Servicing and Securitization,(c),(f)		4.6920	12/25/37	499,897
1,688,887	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 3.000%	6.0840	05/25/50	1,714,120
553,042	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 4.000%	7.0840	02/25/32	547,100
306,809	CWABS Asset-Backed Certificates Trust 2004-13(b)		5.5680	01/25/35	185,583
47,022	CWABS Asset-Backed Certificates Trust 2005-16(b)		4.3930	05/25/36	46,132
283,444	CWABS Asset-Backed Certificates Trust 2005-17(f)		6.5470	05/25/36	218,319
361,131	Equity One Mortgage Pass-Through Trust 2002-1(b)		6.2820	08/25/32	333,395
1,110,366	Fannie Mae Grantor Trust 2004-T5(b)		2.9840	05/28/35	997,931
209,469	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 0.945%	4.0290	11/25/34	185,115
195,762	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 1.020%	4.1040	11/25/34	168,685
235,145	First Franklin Mortgage Loan Trust 2003-FFB(b),(h)		0.0000	02/25/33	225,000
157,074	First Franklin Mortgage Loan Trust 2004-FF2(d)	US0001M + 1.500%	4.5840	03/25/34	144,038
635,639	First Franklin Mortgage Loan Trust 2004-FFA(c),(h)		0.0000	03/25/24	635,000
2,061,266	Fremont Home Loan Trust 2002-2(d)	US0001M + 1.725%	4.8090	10/25/33	2,025,743
35,506	Fremont Home Loan Trust 2004-B(d)	US0001M + 3.000%	6.0840	05/25/34	34,245
29,846	Fremont Home Loan Trust 2005-A(d)	US0001M + 0.735%	3.8190	01/25/35	28,969
37,957	GSAMP Trust 2003-SEA2(f)		5.4210	07/25/33	34,286
101,007	GSAMP Trust 2004-HE1(d)	US0001M + 0.825%	3.9090	05/25/34	91,436
675,871	GSRPM Mortgage Loan Trust Series 2004-1(c),(d)	US0001M + 3.750%	6.8340	09/25/42	674,681
568,895	Lehman XS Trust 2007-3(d)	US0001M + 0.320%	3.4040	03/25/37	462,906
3,487,106	Lehman XS Trust Series 2005-4(d)	US0001M + 0.750%	3.8340	10/25/35	4,705,567
4,624,284	Long Beach Mortgage Loan Trust 2005-WL1(d)	US0001M + 0.975%	4.0590	06/25/45	4,776,186

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	RESIDENTIAL MORTGAGE — 11.3% (Continued)
1,696,695	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 4.275%	7.3590	02/25/34	$1,450,602
2,027,816	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(d)	US0001M + 0.705%	3.7890	02/25/35	2,045,314
2,247,133	Ownit Mortgage Loan Trust Series 2005-4(d)	US0001M + 0.825%	3.9090	08/25/36	2,036,365
1,280,508	Park Place Securities Inc Asset-Backed(d)	US0001M + 1.650%	4.7340	12/25/34	1,310,103
134,727	PFCA Home Equity Investment Trust(b),(c)		4.4890	01/22/35	125,184
265,523	PFCA Home Equity Investment Trust(b),(c)		3.4490	08/25/35	222,393
3,080,000	RAAC Series 2005-RP2 Trust(c),(d)	US0001M + 2.000%	6.0840	06/25/35	3,030,262
8,065,383	RAAC Series 2005-SP3 Trust(h)		0.0000	12/25/35	7,560,001
8,554,000	RAAC Series 2006-RP1 Trust(c),(d)	US0001M + 1.850%	4.9340	10/25/45	8,494,650
2,759,324	RAAC Series 2006-RP1 Trust(c),(d)	US0001M + 1.875%	4.9590	10/25/45	2,705,654
4,000,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 1.500%	5.3340	01/25/46	3,773,072
4,638,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 2.000%	6.0840	01/25/46	4,291,520
1,648,949	RAAC Series 2006-SP1 Trust(d)	US0001M + 0.825%	3.9090	09/25/45	1,193,440
405,337	RAMP Series 2003-RS10 Trust(d)	US0001M + 1.700%	4.1640	11/25/33	385,956
650,166	RAMP Series 2003-RS7 Trust(d)	US0001M + 1.800%	4.3680	08/25/33	593,760
637,957	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	329,717
177,917	RAMP Series 2006-RS6 Trust(d)	US0001M + 0.540%	3.6240	11/25/36	150,442
1,241	RASC Series 2006-KS9 Trust(d)	US0001M + 0.160%	3.2440	11/25/36	8,425
726,273	RFSC Series 2002-RP2 Trust(c),(d)	US0001M + 1.500%	4.5840	10/25/32	704,785
246,482	RFSC Trust(c),(d)	US0001M + 0.860%	3.9440	03/25/33	239,861
76,258	SACO I Trust 2005-WM2(d)	US0001M + 0.825%	3.9090	07/25/35	75,193
53,953	SACO I Trust 2006-6(d)	US0001M + 0.260%	3.3440	06/25/36	52,425
576,011	Sail Net Interest Margin Notes(c),(h)		7.0000	07/27/33	1,814,434
3,255,143	SASCO ARC NIM 2003-5 20330627(c)		6.0000	06/27/33	3,246,088
294,634	Soundview Home Loan Trust 2004-1(d)	US0001M + 1.020%	4.1040	07/25/34	299,419
95,493	Soundview Home Loan Trust 2004-1(d)	US0001M + 2.925%	6.0090	07/25/34	87,446
930,065	Soundview Home Loan Trust 2004-1(d)	US0001M + 4.875%	7.9590	07/25/34	828,205
2,878,885	Structured Asset Investment Loan Trust 2004-8(d)	US0001M + 3.750%	6.8340	09/25/34	2,706,383
465,296	Structured Asset Securities Corp Mortgage(f)		6.0500	03/25/34	456,934
50,393	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.500%	3.8730	02/25/35	49,880
475,439	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.630%	3.7140	05/25/35	459,610
470,541	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.945%	4.0290	05/25/35	435,376
357,135	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.990%	4.0740	05/25/35	324,832
145,141	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.650%	4.7340	05/25/35	133,569

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.1% (Continued)
	RESIDENTIAL MORTGAGE — 11.3% (Continued)
11,334	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.435%	3.5190	06/25/35	$11,284
3,783,061	Washington Mutural Asset-Backed Certificates WMABS(d)	US0001M + 0.155%	3.2390	10/25/36	3,007,547
					87,108,673
	WHOLE BUSINESS — 0.2%
2,000,000	LOANME TRUST SBL 2019-1(c),(f)		11.5000	08/15/30	1,698,103

	TOTAL ASSET BACKED SECURITIES (Cost $634,173,055)				604,588,052

	CORPORATE BONDS — 15.4%
	BANKING — 0.7%
252,709	CIB Marine(e),(h)		0.0000	06/01/35	150,678
3,212,202	CIB Marine(e),(h)		0.0000	06/01/35	1,915,276
3,410,000	Southern Financial(h)		10.6000	09/07/30	3,410,000
					5,475,954
	INSURANCE — 10.8%
51,096,046	Ambac Assurance Corporation(c)		0.0000	06/07/69	51,862,487
19,981,414	AMBAC Assurance Corporation(c)		8.5000	02/12/55	16,984,202
9,891,664	MBIA Global Funding, LLC(c),(e)		0.0000	12/15/31	4,055,582
32,494,969	MBIA Global Funding, LLC(e)		0.0000	12/15/33	10,398,390
					83,300,661
	SPECIALTY FINANCE — 1.2%
2,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	7.4640	09/15/23	1,994,538
2,000,000	PDOF MSN Issuer, LLC(c)	SOFRRATE + 4.500%	7.4600	03/01/25	1,967,704
1,000,000	US Capital Funding II Ltd. Capital Funding II(c),(d)	US0003M + 1.650%	4.4320	08/01/34	796,575
4,000,000	X-Caliber Funding, LLC(c)		5.0000	09/24/24	3,551,253
1,275,000	X-Caliber Funding, LLC(c)		11.0000	09/24/24	1,233,700
					9,543,770
	SYNDICATED LOANS — 2.3%
4,805,947	DEER FINANCE SYNDICATED LOAN(h)		6.0000	10/07/23	4,805,947
8,472,191	MSP DEER FINANCE SYNDICATED LOAN(h)		17.0000	04/09/25	8,472,191
4,681,190	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN(h)		15.5000	10/30/25	4,681,190
					17,959,328

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.4% (Continued)
	TRANSPORTATION & LOGISTICS — 0.4%
2,906,116	American Airlines 2013-1 Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	$2,484,808
100,691	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A		4.9500	01/15/23	99,454
669,614	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A		3.9500	11/15/25	593,684
					3,177,946

	TOTAL CORPORATE BONDS (Cost $142,782,608)				119,457,659

Shares
	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET FUNDS — 6.0%
45,962,546	First American Government Obligations Fund, Class U, 2.79% (Cost $45,962,546)(g)	45,962,546

	TOTAL INVESTMENTS - 99.5% (Cost $822,918,209)	$770,008,257
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	4,287,239
	NET ASSETS - 100.0%	$774,295,496

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 303,002,329 or 39.1% of net assets.
(d)	Variable rate security; the rate represents the rate as of September 30, 2022.
(e)	Zero coupon bond.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2022.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(h)	Fair valued security.

RATIONAL INFLATION GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.2%
	AEROSPACE & DEFENSE - 2.2%
240	Boeing Company (The)(a)	$29,059
525	Raytheon Technologies Corporation	42,977
		72,036
	ASSET MANAGEMENT - 1.1%
753	Apollo Global Management, Inc.	35,015

	BANKING - 4.3%
1,125	Bank of America Corporation	33,975
765	Citigroup, Inc.	31,878
321	JPMorgan Chase & Company	33,545
975	Wells Fargo & Company	39,214
		138,612
	BEVERAGES - 1.2%
728	Coca-Cola Company (The)	40,783

	CHEMICALS - 4.6%
182	Air Products and Chemicals, Inc.	42,356
237	Ecolab, Inc.	34,228
151	Linde plc	40,708
165	Sherwin-Williams Company (The)	33,784
		151,076
	DIVERSIFIED INDUSTRIALS - 1.2%
227	Honeywell International, Inc.	37,902

	ENTERTAINMENT CONTENT - 1.7%
1,396	Paramount Global, Class B	26,580
318	Walt Disney Company (The)(a)	29,997
		56,577
	INDUSTRIAL REIT - 1.0%
327	Prologis, Inc.	33,223

	INSURANCE - 6.7%
356	Allstate Corporation (The)	44,333
159	Berkshire Hathaway, Inc., Class B(a)	42,456

RATIONAL INFLATION GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.2% (Continued)
	INSURANCE - 6.7% (Continued)
36	Markel Corporation(a)	$39,032
463	Progressive Corporation (The)	53,804
269	Travelers Companies, Inc. (The)	41,211
		220,836
	LEISURE FACILITIES & SERVICES - 2.6%
195	McDonald’s Corporation	44,994
476	Starbucks Corporation	40,108
		85,102
	METALS & MINING - 12.6%
862	Agnico Eagle Mines Ltd.	36,402
2,341	Barrick Gold Corporation	36,286
5,495	Cia de Minas Buenaventura S.A.A - ADR	36,981
2,238	Cleveland-Cliffs, Inc.(a)	30,146
4,033	First Majestic Silver Corporation	30,731
333	Franco-Nevada Corporation	39,786
1,219	Freeport-McMoRan, Inc.	33,315
8,302	Hecla Mining Company	32,710
769	Newmont Corporation	32,321
1,894	Pan American Silver Corporation	30,077
2,657	SSR Mining, Inc.	39,084
1,121	Wheaton Precious Metals Corporation	36,276
		414,115
	OIL & GAS PRODUCERS - 16.7%
4,633	Antero Midstream Corporation	42,531
382	Chevron Corporation	54,882
623	ConocoPhillips	63,757
1,142	Enbridge, Inc.	42,368
6,319	EnLink Midstream, LLC	56,176
512	EOG Resources, Inc.	57,206
690	Exxon Mobil Corporation	60,244
2,743	Kinder Morgan, Inc.	45,644
779	ONEOK, Inc.	39,916
927	TC Energy Corporation	37,349

RATIONAL INFLATION GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.2% (Continued)
	OIL & GAS PRODUCERS - 16.7% (Continued)
1,654	Williams Companies, Inc. (The)	$47,354
		547,427
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
1,393	Schlumberger N.V.	50,009

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
178	American Tower Corporation	38,217
259	Crown Castle, Inc.	37,438
63	Equinix, Inc.	35,837
		111,492
	SELF-STORAGE REIT - 1.2%
138	Public Storage	40,408

	SOFTWARE - 0.6%
97	MicroStrategy, Inc., Class A(a)	20,589

	SPECIALTY FINANCE - 0.6%
1,741	Marathon Digital Holdings, Inc.(a)	18,646

	STEEL - 5.7%
425	Nucor Corporation	45,471
301	Reliance Steel & Aluminum Company	52,497
728	Steel Dynamics, Inc.	51,652
2,008	United States Steel Corporation	36,385
		186,005
	TECHNOLOGY SERVICES - 2.7%
260	Coinbase Global, Inc., Class A(a)	16,767
121	Mastercard, Inc., Class A	34,405
205	Visa, Inc., Class A	36,419
		87,591
	TRANSPORTATION & LOGISTICS - 5.6%
594	Canadian Pacific Railway Ltd.	39,631
1,231	CSX Corporation	32,794
158	Norfolk Southern Corporation	33,125

RATIONAL INFLATION GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.2% (Continued)
	TRANSPORTATION & LOGISTICS - 5.6% (Continued)
202	Union Pacific Corporation	$39,354
239	United Parcel Service, Inc., Class B	38,608
		183,512

	TOTAL COMMON STOCKS (Cost $3,063,641)	2,530,956

	EXCHANGE-TRADED FUNDS — 21.7%
	COMMODITY - 21.7%
3,112	abrdn Bloomberg All Commodity Strategy K-1 Free	80,383
2,727	Direxion Auspice Broad Commodity Strategy ETF	81,291
2,343	GraniteShares Bloomberg Commodity Broad Strategy	67,666
2,882	Invesco DB Commodity Index Tracking Fund, N(a)	68,909
4,601	Invesco Optimum Yield Diversified Commodity	74,444
1,818	iShares GSCI Commodity Dynamic	64,939
3,223	iShares S&P GSCI Commodity Indexed Trust(a)	66,329
4,333	iShares Silver Trust(a)	75,828
1,686	KraneShares Global Carbon Strategy ETF	62,719
453	SPDR® Gold Shares(a)	70,066
	TOTAL EXCHANGE-TRADED FUNDS (Cost $776,738)	712,574

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
50,635	First American Government Obligations Fund, Class U, 2.79% (Cost $50,635)(b)	50,635

	TOTAL INVESTMENTS - 100.4% (Cost $3,891,014)	$3,294,165
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(13,783)
	NET ASSETS - 100.0%	$3,280,382

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.